UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:	811-04337

HERITAGE CASH TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway St. Petersburg, FL	33716
(Address of Principal Executive Office)	(Zip Code)

STEPHEN G. HILL, PRESIDENT

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

FRANCINE J. ROSENBERGER, ESQ.

K&L Gates, LLP

1601 K Street, NW

Washington, D.C. 20006

Registrant’s Telephone Number, including Area Code: (727) 573-3800

Date of fiscal year end: August 31

Date of reporting period: August 31, 2008

Item 1.	Reports to Shareholders

President’s Letter

Dear Fellow Shareholders:

I am pleased to present the annual report of the Heritage Cash Trust—Money Market Fund (the “Fund”) for the fiscal period ended August 31, 2008. At the end of the fiscal year the Fund’s seven-day current yield was 1.60%, which was down from 4.62% at the end of the previous fiscal year. Money market yields fell during the year, which can be attributed to the Federal Reserve’s Open Markets Committee decreasing the federal funds target rate from 5.25% to 2.00% over the course of the Fund’s fiscal year. The federal funds rate is the rate member banks charge each other for overnight loans. The performance data quoted represents past performance, which does not guarantee future results. Current performance may be higher of lower than the data quoted. To obtain the Fund’s current yield, please visit our website at eagleasset.com.

We continue to adhere to a philosophy that money market mutual funds should be conservatively managed with the foremost goal of maintaining a stable net asset value (“NAV”) of $1.00 per share. Because we realize that reaching for higher returns requires adding risk, the Fund did not own asset-backed commercial paper, collateralized debt obligations, collateralized loan obligations, structured investment vehicles or securities backed by sub-prime mortgages. However, please keep in mind that all holdings are subject to a degree of risk.

As of August 31, 2008, approximately 13% of the Fund’s net assets were invested in short-term obligations issued by U.S. Government Sponsored Entities(a) including Federal Farm Credit Bank and Federal Home Loan Banks. Approximately 79% of the Fund’s net assets were invested in commercial paper or certificate of deposits rated A-1+ (the highest short-term rating classification by Standard and Poor’s Rating Services (“S&P”)). Approximately 8% of net assets were invested in short-term obligations rated A-1, the next highest rating category. This portfolio construction, along with other factors, satisfies the requirements necessary to retain the Fund’s AAAm(b) rating from S&P. Ratings are subject to change, do not remove market risk from your investment and do not provide assurance that the Fund will meet its investment objective.

Subsequent to the Fund’s fiscal year end, the Lehman Brothers’ bankruptcy led to a major money market fund “breaking the buck”, or setting a net asset value (“NAV”) at less than $1.00 per share. This event shook investor confidence and led to a virtual freeze in the credit markets. In order to restore confidence in money market funds, the U.S. Treasury Department (“Treasury”) developed a Money Market Guarantee Program (the “Program”). The Fund has applied to participate in the Program, in which the Treasury guarantees that investors will receive $1.00 for each Fund share held as of September 19, 2008 if the Fund’s NAV falls below $0.995 (“Guarantee Event”) and if such Guarantee Event is not cured. The program only applies to shareholders of record as of September 19, 2008 and any increase in the number of shares held in an account after that date are not guaranteed. If the number of shares held in an account fluctuates over the period, shareholders will be covered up to the lesser of the shares held on September 19, 2008 or the date of the Guarantee Event. If a shareholder covered by the Program closes his or her account and then subsequently opens a new account in the Fund, that new account would not be covered by the Program. The Program will initially be in effect until December 18, 2008 at which time the Secretary of the Treasury will review the need and terms for extending the program. While we will continue to maintain high credit standards, the Fund’s Board of Trustees elected to participate in the Program, determining that participation is in the best interests of the Fund’s shareholders. Please visit eagleasset.com for up-to-date information on the Fund’s participation in the Program, or for more information on the Program, please visit the Treasury’s website at ustreas.gov.

Finally, in connection with an internal reorganization effective November 1, 2008, there are some important changes taking place with the Fund. Eagle Asset Management, Inc. (“Eagle”) will become the Fund’s investment adviser. Eagle is an affiliate of Heritage Asset Management, Inc. and the investment management and operational personnel will not change. In the coming months, we will be rebranding the Fund as the Eagle Money Market Fund, the fund family as the Eagle Family of Funds and Heritage entities as Eagle. Please refer to the prospectus for additional information about Eagle. Our commitment to your financial well-being remains unchanged. We are grateful for your continued support and confidence in the Eagle Family of Funds.

Sincerely,

Stephen G. Hill

President

October 3, 2008

(a) U.S. Government Sponsored Enterprises are agencies and instrumentalities of the U.S. Government. The investments vary in the level of support that they receive from the U.S. Government; some instruments may be supported by the full faith and credit guaranty of the U.S. Government, while others are supported only by the credit of the issuing agency or instrumentality. (b) Standard & Poor’s, a widely recognized independent authority on credit quality, rates certain money market funds based on weekly analysis. When rating a money market fund, Standard & Poor’s assesses the safety of principal. According to Standard & Poor’s, a fund rated AAAm (“m” denotes money market fund) offers excellent safety features and has superior capacity to maintain principal value and limit exposure to loss. In evaluating safety, Standard & Poor’s focuses on credit quality, liquidity and management of the fund.

1

Statement of Net Assets

MONEY MARKET FUND	08.31.2008

Commercial paper and short-term notes 87.0% (a)	Principal amount (in thousands)	Value
Domestic 47.6%
Banks 12.1%
Bank of America Corporation, 2.54%, 09/03/08	$36,000	$35,994,920
Bank of America Corporation, 2.49%, 09/05/08	20,000	19,994,467
Bank of America Corporation, 2.25%, 09/12/08	8,000	7,994,500
Bank of America Corporation, 2.49%, 09/15/08	36,000	35,965,140
Bank of America Corporation, 2.47%, 09/30/08	50,000	49,900,514
J.P. Morgan Chase & Company, Inc., 2.32%, 09/09/08	26,000	25,986,596
J.P. Morgan Chase & Company, Inc., 2.30%, 09/11/08	24,000	23,984,667
J.P. Morgan Chase & Company, Inc., 2.31%, 10/01/08	25,000	24,951,875
J.P. Morgan Chase & Company, Inc., 2.50%, 10/20/08	50,000	49,829,861
State Street Corporation, 2.42%, 09/04/08	50,000	49,989,917
State Street Corporation, 2.35%, 10/14/08	50,000	49,859,653
Wells Fargo & Company Note, 2.58%, 10/14/08	50,000	50,000,000
Wells Fargo & Company Note, 2.53%, 10/17/08	50,000	50,000,000
Wells Fargo & Company Note, 2.64%, 10/27/08	50,000	50,000,000

Beverages 2.2%
The Coca-Cola Company, 2.03%, 09/10/08 (d)	25,000	24,987,312
The Coca-Cola Company, 2.10%, 10/14/08 (d)	69,000	68,826,925

Chemicals 2.3%
E.I. du Pont de Nemours and Company, 2.07%, 09/11/08 (d)	17,230	17,220,093
E.I. du Pont de Nemours and Company, 2.08%, 09/16/08 (d)	25,000	24,978,333
E.I. du Pont de Nemours and Company, 2.07%, 09/17/08 (d)	28,170	28,144,084
E.I. du Pont de Nemours and Company, 2.08%, 09/17/08 (d)	29,600	29,572,636

Cosmetics/Personal care 7.7%
Colgate-Palmolive Company, 2.01%, 09/10/08 (d)	20,500	20,489,699
Colgate-Palmolive Company, 2.01%, 09/17/08 (d)	30,000	29,973,200
Colgate-Palmolive Company, 2.01%, 09/18/08 (d)	30,000	29,971,525
Colgate-Palmolive Company, 2.01%, 09/22/08 (d)	20,500	20,475,964
Kimberly-Clark Worldwide, 2.20%, 09/16/08 (d)	16,500	16,484,875
Kimberly-Clark Worldwide, 2.03%, 09/24/08 (d)	35,000	34,954,607
Kimberly-Clark Worldwide, 2.21%, 09/29/08 (d)	30,007	29,955,421
Procter & Gamble International Funding, 2.16%, 09/03/08 (d)	49,000	48,994,120
Procter & Gamble International Funding, 2.10%, 10/03/08 (d)	29,000	28,945,867
Procter & Gamble International Funding, 2.08%, 10/06/08 (d)	24,000	23,951,467
Procter & Gamble International Funding, 2.08%, 10/08/08 (d)	20,700	20,655,748
The Procter & Gamble Company, 2.08%, 09/12/08 (d)	13,300	13,291,547
The Procter & Gamble Company, 2.09%, 10/15/08 (d)	14,000	13,964,238

Diversified manufacturer 3.3%
General Electric Company, 2.30%, 09/02/08	45,000	44,997,125
General Electric Company, 2.30%, 09/04/08	50,000	49,990,417
General Electric Company, 2.40%, 09/26/08	50,000	49,916,667

Healthcare products 3.4%
Johnson & Johnson, 2.00%, 09/23/08 (d)	25,000	24,969,444
Johnson & Johnson, 2.05%, 09/26/08 (d)	20,000	19,971,528
Johnson & Johnson, 2.00%, 09/29/08 (d)	17,000	16,973,556
Johnson & Johnson, 2.04%, 10/07/08 (d)	40,000	39,918,400
Johnson & Johnson, 2.04%, 10/20/08 (d)	33,000	32,908,370
Johnson & Johnson, 2.04%, 10/30/08 (d)	15,000	14,949,850

Office/Business equipment 1.6%
Pitney Bowes, Inc., 2.03%, 09/02/08 (d)	38,000	37,997,857
Pitney Bowes, Inc., 2.04%, 09/10/08 (d)	30,000	29,984,700

Commercial paper and short-term notes 87.0% (a)	Principal amount (in thousands)	Value

Oil & gas 6.9%
Chevron Funding Corporation, 2.15%, 09/05/08	$50,000	$49,988,056
Chevron Funding Corporation, 2.15%, 09/23/08	50,000	49,934,306
Chevron Funding Corporation, 2.15%, 09/24/08	50,000	49,931,319
Shell International Finance BV, 2.05%, 09/04/08 (d)	16,792	16,789,131
Shell International Finance BV, 2.20%, 09/08/08 (d)	28,600	28,587,766
Shell International Finance BV, 2.15%, 09/09/08 (d)	38,000	37,981,844
Shell International Finance BV, 2.10%, 09/18/08 (d)	20,000	19,980,167
Shell International Finance BV, 2.15%, 09/18/08 (d)	46,608	46,560,680

Pharmaceuticals 7.4%
Abbott Laboratories, 2.00%, 09/09/08 (d)	10,000	9,995,556
Abbott Laboratories, 2.00%, 09/12/08 (d)	12,000	11,992,667
Abbott Laboratories, 2.03%, 09/16/08 (d)	30,000	29,974,625
Abbott Laboratories, 2.02%, 09/17/08 (d)	19,592	19,574,411
Abbott Laboratories, 2.03%, 09/23/08 (d)	13,408	13,391,367
Abbott Laboratories, 2.05%, 09/24/08 (d)	25,800	25,766,209
Abbott Laboratories, 2.03%, 09/25/08 (d)	9,200	9,187,549
Abbott Laboratories, 2.06%, 09/30/08 (d)	30,000	29,950,217
Merck & Company, Inc., 2.04%, 09/22/08	20,000	19,976,200
Pfizer Investment Capital Ltd, 2.02%, 09/11/08 (d)	33,000	32,981,483
Pfizer Investment Capital Ltd, 2.02%, 09/12/08 (d)	20,000	19,987,656
Pfizer Investment Capital Ltd, 2.02%, 09/15/08 (d)	50,000	49,960,722
Pfizer Investment Capital Ltd, 2.02%, 09/22/08 (d)	17,000	16,979,968
Pfizer Investment Capital Ltd, 2.11%, 09/26/08 (d)	30,000	29,956,044

Transportation 0.7%
United Parcel Service, 2.04%, 10/02/08 (d)	30,000	29,947,300
Total domestic commercial paper and short-term notes (cost $2,062,242,928)		2,062,242,928

Foreign 39.4% (b)
Banks 23.6%
ABN AMRO North America Finance Inc., 2.38%, 09/05/08	25,000	24,993,389
ABN AMRO North America Finance Inc., 2.435%, 09/15/08	50,000	49,952,653
ABN AMRO North America Finance Inc., 2.57%, 10/24/08	25,000	24,905,410
Bank of Scotland, 2.60%, 09/17/08	9,000	8,989,600
Bank of Scotland, 2.65%, 10/03/08	51,500	51,378,689
Bank of Scotland, 2.65%, 10/10/08	39,500	39,386,602
Barclays U.S. Funding Corporation, 2.25%, 09/09/08	25,000	24,987,500
Barclays U.S. Funding Corporation, 2.49%, 10/27/08	50,000	49,806,333
Danske Corporation, 2.46%, 09/08/08 (d)	33,300	33,284,072
Danske Corporation, 2.45%, 09/22/08 (d)	66,700	66,604,675
Deutsche Bank Financial Inc., 2.24%, 09/09/08	50,000	49,975,111
Deutsche Bank Financial Inc., 2.39%, 09/26/08	50,000	49,917,014
KFW International Finance, 2.16%, 09/03/08 (d)	25,000	24,997,000
KFW International Finance, 2.19%, 09/04/08 (d)	40,000	39,992,700
KFW International Finance, 2.15%, 09/12/08 (d)	35,000	34,977,007
Rabobank USA Financial Corporation, 2.38%, 09/25/08	50,000	49,920,667
Rabobank USA Financial Corporation, 2.40%, 10/08/08	50,000	49,876,667
Rabobank USA Financial Corporation, 2.55%, 10/23/08	50,000	49,815,833
Royal Bank of Scotland, 2.28%, 09/18/08	21,145	21,122,234
Royal Bank of Scotland, 2.28%, 09/25/08	38,855	38,795,940
Royal Bank of Scotland, 2.64%, 10/17/08	40,000	39,865,067
Societe Generale North America, 2.36%, 09/05/08	40,000	39,989,511
Societe Generale North America, 2.45%, 09/08/08	30,000	29,985,708
Societe Generale North America, 2.39%, 09/11/08	30,000	29,980,083
UBS Finance Delaware, LLC, 2.445%, 09/04/08	30,000	29,993,888
UBS Finance Delaware, LLC, 2.45%, 09/05/08	30,000	29,991,833

The accompanying notes are an integral part of the financial statements.	2

Statement of Net Assets

MONEY MARKET FUND	08.31.2008

Commercial paper and short-term notes 87.0% (a)	Principal amount (in thousands)	Value
Banks 23.6% (cont’d)
UBS Finance Delaware, LLC, 2.43%, 09/23/08	$20,000	$19,970,300
UBS Finance Delaware, LLC, 2.575%, 10/09/08	20,000	19,945,639

Financial services 5.7%
Siemens Capital Corporation, 2.07%, 09/26/08 (d)	8,000	7,988,500
Siemens Capital Corporation, 2.08%, 09/29/08 (d)	62,000	61,899,698
Siemens Capital Corporation, 2.07%, 09/30/08 (d)	30,000	29,949,975
Toyota Motor Credit Corporation, 2.34%, 09/26/08	50,000	49,918,750
Toyota Motor Credit Corporation, 2.41%, 10/15/08	60,000	59,823,267
Toyota Motor Credit Corporation, 2.42%, 10/28/08	40,000	39,846,733

Food 3.4%
Nestle Capital Corporation, 2.11%, 09/08/08 (d)	25,000	24,989,743
Nestle Capital Corporation, 2.10%, 09/09/08 (d)	25,000	24,988,333
Nestle Capital Corporation, 2.10%, 10/09/08 (d)	48,000	47,893,600
Nestle Capital Corporation, 2.10%, 10/16/08 (d)	50,000	49,868,750

Pharmaceuticals 3.5%
Novartis Finance Corporation, 2.16%, 09/02/08 (d)	20,000	19,998,800
Novartis Finance Corporation, 2.17%, 09/02/08 (d)	13,000	12,999,216
Novartis Finance Corporation, 2.18%, 09/02/08 (d)	38,687	38,684,657
Novartis Finance Corporation, 2.10%, 09/05/08 (d)	11,650	11,647,282
Novartis Finance Corporation, 2.07%, 09/08/08 (d)	6,663	6,660,318
Novartis Finance Corporation, 2.15%, 09/11/08 (d)	30,000	29,982,083
Novartis Finance Corporation, 2.13%, 09/15/08 (d)	10,000	9,991,717
Novartis Finance Corporation, 2.12%, 09/22/08 (d)	20,000	19,975,267

Regional agencies 3.2%
Export Development Canada, 2.13%, 09/12/08	30,000	29,980,475
Export Development Canada, 2.02%, 10/24/08	30,000	29,910,783
Export Development Canada, 2.07%, 11/04/08	40,000	39,852,800
The Canadian Wheat Board, 2.00%, 10/20/08	40,000	39,891,111
Total foreign commercial paper and short-term notes (cost $1,710,142,983)		1,710,142,983

Total commercial paper and short-term notes (cost $3,772,385,911)		3,772,385,911

U.S. Government-sponsored enterprise obligations 13.2% (a)
Federal Farm Credit Banks, 2.08%, 09/02/08	25,000	24,998,556
Federal Farm Credit Banks, 2.05%, 09/03/08	67,000	66,992,369
Federal Farm Credit Banks, 2.02%, 09/04/08	50,000	49,991,583
Federal Farm Credit Banks, 2.05%, 09/08/08	20,000	19,992,028
Federal Farm Credit Banks, 2.13%, 09/25/08	70,000	69,900,600
Federal Farm Credit Banks, 2.05%, 09/26/08	45,000	44,935,938
Federal Farm Credit Banks, 2.03%, 09/29/08	75,000	74,881,583
Federal Farm Credit Banks, 2.24%, 10/28/08	25,000	24,911,333
Federal Farm Credit Banks, 2.25%, 10/31/08	20,000	19,925,000
Federal Farm Credit Banks, 2.22%, 11/05/08	20,000	19,919,831
Federal Home Loan Bank, 2.21%, 09/03/08	45,000	44,994,475
Federal Home Loan Bank, 2.23%, 09/10/08	50,000	49,972,121
Federal Home Loan Bank, 2.28%, 09/15/08	12,000	11,989,360
Federal Home Loan Bank, 2.27%, 10/01/08	30,000	29,943,250
Federal Home Loan Bank Note, 2.90%, 03/05/09 (callable on 09/05/08)	17,500	17,500,000
Total U.S. Government-sponsored enterprise obligations (cost $570,848,027)		570,848,027

Value

Total investment portfolio excluding repurchase agreement (cost $4,343,233,938)	$4,343,233,938

Repurchase agreement 0.0% (a)
Repurchase agreement with Fixed Income Clearing Corporation, dated August 29, 2008 @ 1.88% to be repurchased at $1,669,349 on September 2, 2008, collateralized by $1,235,000 United States Treasury Bonds, 8.75% due May 15, 2017, (market value $1,714,779 including interest) (cost $1,669,000)	1,669,000

Total investment portfolio (cost $4,344,902,938) (c), 100.2% (a)	4,344,902,938

Other assets and liabilities net, (0.2%) (a)	(10,328,794)

Net assets (consisting of paid-in capital net of accumulated net realized loss of $2,683), 100.0%	$4,334,574,144

(a) Percentages indicated are based on net assets. (b) U.S. dollar denominated. (c) The aggregate identified cost for federal income tax purposes is the same. (d) Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At August 31, 2008, the aggregate value of these securities was $1,820,430,121 or 42.0% of the net assets of the fund.

Class A shares
Net asset value, offering and redemption price per share,
($4,329,530,477 divided by 4,329,533,223 shares outstanding)	$1.00

Class C shares
Net asset value, offering and redemption price per share,
($5,043,667 divided by 5,043,604 shares outstanding)	$1.00

Maturity Schedule (1)
08.31.2008

Days to maturity	Percent of net assets
1-7 days	18.8%
8-14 days	16.0%
15-30 days	28.8%
31-60 days	34.0%
61-90 days	2.2%
91-397 days	0.4%

(1) The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

3	The accompanying notes are an integral part of the financial statements.

Financial Statements

MONEY MARKET FUND

Statement of Operations	9/1/07 to 8/31/08

Investment income
Interest	$153,788,983

Expenses
Investment advisory fee	18,541,106
Distribution fee (Class A)	6,660,260
Distribution fee (Class C)	6,182
Shareholder servicing fees	4,461,738
Custodian fee	225,771
State qualification expenses	165,547
Reports to shareholders	120,504
Fund accounting fee	93,478
Professional fees	80,750
Trustees and officers compensation	37,752
Other	115,647

Total expenses before expense offsets	30,508,735

Expense offsets	(8,571)

Total expenses after expense offsets	30,500,164

Net investment income from operations	123,288,819

Net realized gain (loss) on investments	3,149

Net increase in net assets resulting from operations	$123,291,968

Statements of Changes in Net Assets	9/1/07 to 8/31/08	9/1/06 to 8/31/07

Net assets, beginning of period	$4,347,897,449	$5,075,193,722

Increase (decrease) in net assets from operations
Net investment income	123,288,819	223,440,243

Net realized gain (loss) on investments	3,149	(2,658)

Net increase in net assets resulting from operations	123,291,968	223,437,585

Distributions to shareholders from net investment income ($0.03 and $0.05 per share)	(123,288,819)	(223,440,243)

Capital share transactions	(13,326,454)	(727,293,615)

Increase (decrease) in net assets	(13,323,305)	(727,296,273)

Net assets, end of period	$4,334,574,144	$4,347,897,449

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	Class A and C shares
	For the fiscal years ended August 31
	2008	2007	2006	2005	2004
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income (a)	0.028	0.046	0.038	0.018	0.004
Less distributions
Dividends from net investment income (a)	(0.028)	(0.046)	(0.038)	(0.018)	(0.004)

Net asset value, end of fiscal year	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)	2.82	4.71	3.90	1.84	0.42

Ratios to average daily net assets (%)
Operating expenses	0.69	0.71	0.72	0.71	0.70
Net income
Class A shares	2.77	4.61	3.84	1.82	0.42
Class C shares	2.63	4.61	3.87	1.76	0.42

Net assets, end of period ($ millions)
Class A shares	4,330	4,344	5,069	4,960	5,103
Class C shares	5	4	3	2	4

(a) May include net realized gains and losses that are less than $.001 per share.

The accompanying notes are an integral part of the financial statements.	4

Notes to Financial Statements

MONEY MARKET FUND	08.31.2008

NOTE 1  I  Organization and investment objective Heritage Cash Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Money Market Fund (the “Fund”) and the Municipal Money Market Fund. The Fund seeks to achieve maximum current income consistent with stability of principal.

Class offerings The Fund currently offers Class A and Class C shares to the public. No class of shares is subject to front end sales charges, but when redeemed, may be subject to a contingent deferred sales charge (“CDSC”) if the shares were acquired through an exchange from another Heritage mutual fund.

NOTE 2  I  Significant accounting policies

Use of estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities The amortized cost method of security valuation is used by the Fund (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost as of the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity. Amortized cost approximates market value.

Repurchase agreements The Fund enters into repurchase agreements whereby the Fund, through its custodian or another qualified custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Revenue recognition Investment security transactions are accounted for on a trade date basis. Interest income is recorded on an accrual basis.

Expenses The Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees. Expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class. Other expenses of the Fund are allocated to each class of shares based upon their relative percentage of net assets. The Fund has entered into an arrangement with the custodian whereby the Fund receives credits on uninvested cash balances which are used to offset a portion of the Fund’s expenses. These custodian credits are shown as “Expense offsets” in the Statement of Operations.

Class allocations Each class of shares has equal rights as to earnings and assets. Income, expenses (other than expenses attributable to a specific class), and realized and/or unrealized gains or losses on investments are allocated to each class of shares based on its relative percentage of net assets.

Distribution of income and gains Distributions of net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Distributions All dividends paid by the Fund from net investment income are deemed to be ordinary income for federal income tax purposes. Dividends paid by the Fund to shareholders from net investment income were as follows:

Fiscal period	Class A	Class B	Class C
9/1/07 to 8/31/08	$123,180,542	N/A	$108,277
9/1/06 to 8/31/07	223,219,537	$64,571	156,135

Other In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to the Fund is expected to be remote.

5

Notes to Financial Statements

MONEY MARKET FUND	08.31.2008

NOTE 3  I  Capital share transactions At August 31, 2008, there were an unlimited number of shares of beneficial interest of no par value authorized. Capital share transactions in the Fund during the fiscal year ended August 31, 2008, at a net asset value of $1.00 per share, were as follows:

Shares and dollars	Class A	Class C
Sold	12,276,684,321	6,089,448
Reinvestment of distributions	122,276,944	99,905
Redeemed	(12,413,453,243)	(5,023,829)
Net increase (decrease)	(14,491,978)	1,165,524

Capital share transactions in the Fund during the fiscal year ended August 31, 2007, at a net asset value of $1.00 per share, were as follows:

Shares and dollars	Class A	Class B	Class C
Sold	16,942,949,353	386,127	2,996,706
Reinvestment of distributions	226,206,487	61,003	136,947
Redeemed	(17,894,451,497)	(2,880,492)	(2,698,249)
Net increase (decrease)	(725,295,657)	(2,433,362)	435,404

NOTE 4  I  Investment advisory fees and other transactions with affiliates The Trust has an Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the “Manager” or “Heritage”), a wholly owned subsidiary of Raymond James Financial, Inc. (“RJF”). Under this agreement, Heritage manages, supervises and conducts the business and administrative affairs of the Fund. For these services, the Fund agreed to pay to the Manager an annual fee as a percentage of the Fund’s average daily net assets, computed daily based on the schedule below and payable monthly. The amount payable to the Manager as of August 31, 2008, was $1,528,061.

Fund’s average daily net assets	Investment advisory fee rate
First $500 million	0.500%
Next $500 million	0.475%
Next $500 million	0.450%
Next $500 million	0.425%
Next $500 million	0.400%
Next $2.5 billion	0.375%
Next $2.5 billion	0.360%
Next $2.5 billion	0.350%
Greater than $10 billion	0.340%

Distribution fees Pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended, the Fund is authorized to pay Heritage Fund Distributors, Inc. (the “Distributor” or “HFD”), a wholly owned subsidiary of Heritage, a fee of 0.15% of the average daily net assets for each class of shares. Such fee is accrued daily and payable monthly. The amount payable by the Fund to the Distributor as of August 31, 2008, was $547,700.

Sales charges The Distributor has advised the Fund that it generated $1,444 in CDSCs for Class C shares during the fiscal year ended August 31, 2008. The Distributor paid commissions to salespersons from these fees and incurred other distribution costs.

Fund accounting fees The Manager is the Fund Accountant for the Fund. For providing fund accounting services, the Manager receives payment from the Fund at a fixed base fee, a multiple class fee, plus any out-of-pocket expenses. The amount payable by the Fund to the Manager as of August 31, 2008, was $7,800.

Shareholder servicing fees The Manager is the Shareholder Servicing Agent for the Fund. For providing shareholder services, the Manager receives payment from the Fund at a fixed fee per shareholder account plus any out-of-pocket expenses. The amount payable by the Fund to the Manager as of August 31, 2008, was $360,491.

Trustees and officers compensation Trustees of the Trust may also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust and/or Heritage Series Trust, which are investment companies that are also advised by the Manager of the Trust (collectively referred to as the “Heritage Mutual Funds”). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager receives an annual retainer along with meeting fees for those Heritage Mutual Funds’ regular or special meetings attended in person and 25% of such fees are received for telephonic meetings. All reasonable out-of-pocket expenses are also reimbursed. Except when directly attributable to a fund, Trustees’ fees and expenses are allocated on a pro rata basis among each portfolio in the Heritage Mutual Funds. The pro rata allocation is for each Fund for which the Trustee is elected to serve. Certain Officers of the Heritage Mutual Funds may also be Officers and/or Directors of Heritage. Such Officers receive no compensation from the Heritage Mutual Funds except for the Heritage Mutual Funds’ Chief Compliance Officer. A portion of the Chief Compliance Officer’s total compensation is paid equally by each portfolio in the Heritage

6

Notes to Financial Statements

MONEY MARKET FUND	08.31.2008

Mutual Funds. As of August 31, 2008, the amount of Trustees and Officers compensation payable by the Fund was $8,192.

NOTE 5  I  Federal income taxes The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

The Fund adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes,” which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Manager has evaluated the Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

The timing and character of certain income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) from investment transactions for a reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise. Results of operations and net assets are not affected by these reclassifications. For the fiscal year ended August 31, 2008, there were no reclassifications arising from permanent tax differences. As of August 31, 2008, the Fund had net tax basis capital loss carryforwards of $2,683 that may be applied to any net taxable gain until their expiration date of 2012. Capital loss carryforwards of $491 were utilized in the fiscal year ended August 31, 2008. All dividends paid by the Fund from net investment income are deemed to be ordinary income for federal income tax purposes.

NOTE 6  I  New accounting pronouncements In September 2006, FASB issued its new Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. The Manager is evaluating the application of FAS 157 to the Fund, and is not in a position at this time to estimate the significance of its impact on the Fund’s financial statements.

In March 2008, FASB issued its new Standard No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position, financial performance, and cash flows. FAS 161 is effective for financial statements issued for the fiscal years beginning after November 15, 2008. The Manager is evaluating the application of FAS 161 to the Fund, and is not in a position at this time to estimate the significance of its impact on the Fund’s financial statements.

NOTE 7  I  Subsequent events On October 2, 2008, the Board approved the Fund’s participation in the U.S. Treasury Department’s Temporary Money Market Fund Guarantee Program (the “Program”). The Board, including a majority of independent Trustees, determined that participation in the Program at this time is in the best interest of the Fund’s shareholders. Under the Program, the Treasury will guarantee to investors in participating money market funds that they will receive payments with a total value of $1.00 for each money market fund share held as of the close of business on September 19, 2008, if the fund’s net asset value per share falls below $0.995 (“Guarantee Event”). Recovery under the Program requires a participating fund to liquidate if there is a Guarantee Event and such Guarantee Event is not cured. For shares covered by the guarantee, any difference between the amount received by a shareholder (in cash or through in-kind distributions) in connection with the liquidation and $1.00 per share will be covered under the Program. Guarantee payments under the Program will not exceed the amount available within the Treasury’s Exchange Stabilization Fund (“ESF”) on the date of payment. Currently, ESF assets are approximately $50 billion. The Program applies only to shareholders of record on September 19, 2008. Fund shares acquired after September 19, 2008 are not guaranteed under the Program. The number of shares of each record holder covered by the Program will be the lesser of the number of shares owned by

7

Notes to Financial Statements

MONEY MARKET FUND	08.31.2008

the record holder on (a) September 19, 2008, or (b) the date of a Guarantee Event. The Program remains in effect until December 18, 2008, unless it is extended by Treasury. There is no assurance that the Program will be extended or that the Fund will be able to continue to participate in the Program if it is extended. In order to participate in the Program through the initial term of December 18, 2008, the Fund must pay an amount equal to 0.01% of the net asset value of the Fund as of September 19, 2008. Participation in any extension of the Program will require payment of an additional fee. The Fund is responsible for payment of fees required to participate in the Program and will not be subject to any expense limitation or reimbursement agreement.

8

Report of Independent Registered Certified Public Accounting Firm

To the Board of Trustees and

Shareholders of Heritage Cash Trust—Money Market Fund:

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Heritage Cash Trust—Money Market Fund (one of the portfolios constituting the Heritage Cash Trust, hereafter referred to as the “Fund”) at August 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian, provide a reasonable basis for our opinion.

October 15, 2008

9

Understanding Your Ongoing Costs

MONEY MARKET FUND	UNAUDITED	08.31.2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases or CDSCs and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other fund expenses. The following sections are intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect one-time transaction expenses, such as sales charges. Therefore, if these transactional costs were included, your costs would have been higher. For more information, see the Fund’s prospectus or contact your financial advisor.

Actual expenses The following table shows the actual expenses you would have paid on a $1,000 investment in the Heritage Cash Trust—Money Market Fund on March 1, 2008, and held through August 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns after ongoing expenses. This table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Actual	Beginning account value March 1, 2008	Ending account value August 31, 2008	Expenses paid during period (a)
Class A	$1,000.00	$1,008.64	$3.46
Class C	$1,000.00	$1,008.64	$3.46

Hypothetical example for comparison purposes All mutual funds now follow guidelines to assist shareholders in comparing expenses between different funds. Per these guidelines, the following table shows your Fund’s expenses based on a $1,000 investment and assuming for the period a hypothetical 5% annualized rate of return before ongoing expenses, which is not the Fund’s actual return. Please note that you should not use this information to estimate your actual ending account balance and expenses paid during the period. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the Fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison.

Hypothetical (5% return before expenses)	Beginning account value March 1, 2008	Ending account value August 31, 2008	Expenses paid during period (a)
Class A	$1,000.00	$1,021.70	$3.48
Class C	$1,000.00	$1,021.70	$3.48

(a) Expenses are calculated using the Fund’s annualized expense ratio of 0.69% for Class A and Class C shares, multiplied by the average account value for the period, then multiplying the result by the actual number of days in the period (184), and then dividing that result by the actual number of days in the fiscal year (366).

10

Trustees and Officers

Name, age and position(s) held with fund	Term of office and length of time served (a)	Principal occupation during the past 5 years	Number of funds in fund complex overseen by trustee	Directorships of public companies held by trustee

Interested Trustee (b)

Richard K. Riess (59) Chairman of the Board and Trustee	Chairman since 2007 (Trustee since inception in 1985)	Executive Vice President and Managing Director—Asset Management Group of RJF since 1998; Chief Executive Officer of Eagle since 1996; Chief Executive Officer of Heritage since 2000.	10	None

Independent Trustees

James L. Pappas (65) Lead Independent Trustee	Since 2003 (Trustee since 1989)	Lykes Professor of Banking and Finance, University of South Florida 1986-2006; President, Graduate School of Banking, University of Wisconsin 1995-2005.	10	None

C. Andrew Graham (68) Trustee	Since inception in 1985	First Financial Advisors, Ltd. & Graham Financial Partners, LLC (financial planning, insurance and investment services) since 1999.	10	None

Keith B. Jarrett (60) Trustee	Since 2005	Founder, Rockport Funding, LLC (private equity), and Ajax Partners (investment partnership) since 2003; Director, Bankserv, Inc. since 2003; Director, Pertrac Strategic Financial Solutions since 2005; Director, Medfusion, Inc. since 2007; Visiting Professor, University of North Carolina since 2008.	10	None

Lincoln Kinnicutt (64) Trustee	Since 2006	Retired since 2002.	9	None

William J. Meurer (64) Trustee	Since 2003	Private Financial Consultant since 2000.	10	Sykes Enterprises, Inc. (inbound call systems)

Deborah L. Talbot, PhD (57) Trustee	Since 2002	Independent Consultant and Researcher; Founder and Chairman of the Board, Creative Tampa Bay (promotes, markets, and offers networking for the Tampa Bay community) since 2003; Deans’ Advisory Board, College of Arts and Sciences, University of Memphis since 2002.	10	None

Officers (c)

Stephen G. Hill (49) President	Since 2005	President of Heritage since 2005; Director of Heritage and HFD since 1994 and 2006, respectively; President and Chief Operating Officer of Eagle since 2000; President and Chief Executive Officer of Eagle Boston Investment Management, Inc. (“EBIM”) since 2004.	N/A	N/A

Mathew J. Calabro (41) Senior Vice President and Principal Executive Officer	Since 2007	Senior Vice President of Heritage and HFD since 2005 and 2007, respectively; Chief Compliance Officer of Heritage 2005-2007; Vice President of Heritage 1996-2005.	N/A	N/A

11

Trustees and Officers

Name, age and position(s) held with fund	Term of office and length of time served (a)	Principal occupation during the past 5 years	Number of funds in fund complex overseen by trustee	Directorships of public companies held by trustee

Officers (cont’d) (c)

Susan L. Walzer (41) Chief Compliance Officer	Since 2007	Assistant Secretary for Heritage and HFD since 2008; Chief Compliance Officer of Heritage since 2007; Director of Compliance for Heritage 2005-2007; Associate Corporate Counsel for RJF 2003-2005.	N/A	N/A

Andrea N. Mullins (41) Treasurer and Secretary, Principal Financial Officer	Since 2003 (Secretary, Principal Financial Officer since 2004)	Treasurer and Vice President—Finance of Heritage since 2003; Assistant Treasurer of HFD since 2007.	N/A	N/A

H. Peter Wallace (61) Senior Vice President	Since 1993	Senior Vice President and Director—Fixed Income Investments of Heritage since 1993.	N/A	N/A

Trustee and Officer information is current as of September 30, 2008. The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request, by calling 800.421.4184. The address of each Trustee and Officer is 880 Carillon Parkway, St. Petersburg, FL 33716.

(a) Trustees serve for the lifetime of the Trust or until they are removed, resign or retire. The Board has adopted a Board Governance Policy that requires Independent Trustees to retire no later than the end of the meeting which occurs immediately after his or her 72nd birthday. (b) Mr. Riess is an “interested” person of the Trust as that term is defined by the Investment Company Act of 1940. Mr. Riess is affiliated with Heritage, HFD, Eagle and RJF. (c) Officers are elected annually for one year terms.

12

Renewal of Investment Advisory Agreement

MONEY MARKET FUND

Overview At a meeting held on August 13, 2008, the Board, including the independent Trustees (together, the “Board”), approved the renewal of the Fund’s investment advisory and administration agreement (the “Agreement”) with Heritage Asset Management, Inc. (“Heritage”). At this time, the Board also approved the transfer of the Agreement effective on November 1, 2008, from Heritage to its affiliate, Eagle Asset Management, Inc. (“Eagle”), to reflect a corporate reorganization of Heritage (the “Reorganization”). Upon the Reorganization, Eagle would serve as the Fund’s manager.

In reaching these decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared in connection with the annual renewal process. The Board, acting directly or through its committees, has been provided with information and reports relevant to the annual renewal of the Fund’s Agreement, including: reports regarding the services and support provided to the Fund and its shareholders by Heritage; information on the Fund’s performance and commentary on the reasons for the performance; presentations by Fund portfolio managers addressing, as applicable, Heritage’s investment philosophy, investment strategy, personnel and operations; compliance and audit reports concerning the Fund and Heritage, including responses to issues raised therein; and information on relevant developments in the mutual fund industry and how the Heritage Funds and/or Heritage are responding to them.

As part of the renewal process, the Board, with the assistance of independent legal counsel, requested and received additional reports containing substantial and detailed information about the Fund, Heritage and Eagle. Among other matters, these reports included information on: (1) the nature and extent of the advisory and other services provided by Heritage and to be provided by Eagle; (2) the personnel of Heritage; (3) the financial condition of Heritage; (4) the compliance program and record of Heritage; (5) the performance of the Fund as compared to its peer group and an appropriate benchmark; (6) the Fund’s expenses, including the advisory fee, the overall expense structure of the Fund, both in absolute terms and relative to peer funds, and any applicable contractual expense limitations; (7) the anticipated effect of growth and size on the Fund’s performance and expenses, where applicable; (8) benefits to be realized by Heritage, Eagle and their respective affiliates; (9) the estimated profitability of Heritage under the Agreement; and (10) information related to the Reorganization, including its impact on fund expenses and key services provided to the Fund. The Board posed questions to various management personnel of Heritage and Eagle regarding certain key aspects of the materials submitted in support of the renewal.

With respect to the renewal of the Agreement, the Board considered those factors it believed relevant, including: (1) the nature, extent and quality of services provided to the Fund; (2) the investment performance of the Fund; (3) the costs of the services provided to the Fund and the profits realized or to be realized by Heritage and its affiliates from their relationship with the Fund; (4) the extent to which economies of scale have been realized as the Fund grows; (5) whether the level of fees reflects those economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by Heritage with other clients (such as pension funds and other institutional investors); and (7) any other benefits derived or anticipated to be derived by Heritage from its relationship with the Fund.

Provided below is an overview of the factors the Board considered at its August meeting. The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors.

Nature, extent and quality of services The Board considered that Heritage has provided a continuous investment program, including investment selection, credit review and market analysis among other matters, for the Fund since its inception. The Board noted that Heritage also provides administration, transfer agent and fund accounting services to the Fund. In addition, Heritage is responsible for oversight of compliance with Fund policies and objectives, review of brokerage matters, oversight of Fund compliance with applicable law, and implementation of Board directives as they relate to the Fund. The Board also noted Heritage’s representations that Eagle will provide to the Fund the same level and quality of services as Heritage and intends to retain after the Reorganization all of Heritage’s executive offices, resources and management personnel. Finally, the Board noted that shareholders in the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Heritage, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in the Fund, managed by Heritage.

The Board also considered information regarding the: (1) background and experience of Heritage personnel who provide services to the Fund; (2) material compliance matters during the last year, if any, and a certification as to the

13

Renewal of Investment Advisory Agreement

MONEY MARKET FUND

adequacy of Heritage’s compliance program; and (3) financial information regarding Heritage.

Investment performance The Board considered comparisons of the Fund’s Class A performance, including its one-year total return and 30-day yield, for the periods ended June 30, 2008 unless otherwise noted. In this regard, the Board noted that: (1) the Fund is managed conservatively by Heritage to maintain a AAAm rating from Standard & Poor’s; (2) the Fund underperformed its peer group average for the 30 day period ended July 1, 2008; (3) the Fund underperformed its peer group average for the one-year period; and (4) Heritage’s explanation that the Fund’s conservative style of management, including that the Fund has never owned asset-backed commercial paper, structured investment vehicles or CDO tranches, may reduce total return performance.

Fees and expenses The Board considered the management fee payable by the Fund under the Agreement, its total expense ratio and its Rule 12b-1 fees. The Board also considered comparisons of the Fund’s expense ratio (with and without Rule 12b-1 fees) to the average expense ratio of its peer group based on data ended June 30, 2008. In this regard, the Board noted that the Fund’s expense ratio was higher than the average of those peer group funds having similar asset levels. The Board noted that the management fee payable to Heritage is a combined fee for both investment advisory and administration services, making it difficult to compare such combined fee with advisory fees for other similar funds, as comparative funds frequently report lower advisory fees but higher levels of other expenses to arrive at nearly identical total expenses. The Board also noted that Eagle does not intend to propose any changes to the existing fees and expense ratio structure of the Fund as a result of the Reorganization.

Costs, profitability and economies of scale The Board evaluated Heritage’s costs and profitability in providing services to the Fund. The Board noted that Heritage’s profits on the services it provided to the Fund are reasonable in light of Heritage’s costs in providing services to the Fund and that Heritage manages the Fund’s assets and provides a comprehensive compliance program for the Fund.

The Board considered that the Fund’s management fee structure provides for breakpoints, which is a reduction of the applicable fee rate as assets increase. The Board also considered that the Fund may benefit from economies of scale, and shareholders may realize such economies of scale, through (1) reduced advisory and administration fees achieved when a Fund’s asset size reaches breakpoints in the fee schedules instituted by

Heritage; (2) increased services to the Fund or (3) allocation of fixed fund expenses over a large asset size.

Benefits In evaluating Heritage’s compensation, the Board considered other benefits that may be realized by Heritage and its affiliates from their relationship with the Fund. In this connection, the Board noted, among other things, that Heritage also serves as the transfer agent and fund accountant for the Fund, and receives compensation for acting in these capacities, and is responsible for, among other things, coordinating the Fund’s audits, financial statements and tax returns and managing expenses and budgeting for the Funds. The Board also noted that Heritage has entered into revenue sharing and services agreements with its affiliates for promotion and/or shareholder services. The Board also considered that the Reorganization will result in distribution and marketing efficiencies that can be gained by Heritage and Eagle operating under a single name.

The Board also recognized that Heritage Fund Distributors, Inc. (“HFD”), a subsidiary of Heritage, serves as the principal underwriter and distributor for the Fund, and as such, receives Rule 12b-1 payments from the Fund to compensate it for providing services and distribution activities. These activities could lead to growth in the Fund’s assets and the corresponding benefits of that growth, including economies of scale and greater diversification. In addition, other affiliates of Heritage have entered into agreements with HFD to sell fund shares and receive compensation from HFD. The Board considered the benefits to the Fund due to cash sweep arrangements with one of Heritage’s affiliates. The Board noted that, as a result of the Reorganization, HFD will change its name to Eagle Fund Distributors, Inc. and be re-organized as a wholly-owned subsidiary of Eagle.

Conclusions Based on these considerations, the Board concluded with respect to the Fund that: (1) the Fund was reasonably likely to benefit from the nature, quality and extent of Heritage’s services; (2) the Fund’s performance was satisfactory in light of all the factors considered by the Board; (3) Heritage’s fees payable under the Agreement and its profits were reasonable in the context of all the factors considered by the Board; and (4) the current advisory fee structure provides Fund shareholders with reasonable benefits associated with economies of scale. Based on these conclusions and other factors, the Board determined in its business judgment to renew the Agreement, including changes to the Agreement that will become effective November 1, 2008, to reflect the transfer of the Fund’s advisory and administration services to Eagle.

14

eagleasset.com

727.567.8143  I  800.421.4184

Heritage Fund Distributors, Inc.

Member FINRA

Not FDIC Insured  t  May Lose Value  t  No Bank Guarantee

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please consider the investment objectives, risks, charges, and expenses of any fund carefully before investing. Contact Heritage at 800.421.4184 or your financial advisor for a prospectus, which contains this and other important information about the Funds. Read the prospectus carefully before you invest or send money.

This report is for the information of shareholders of Heritage Cash Trust. If you wish to review additional information on the portfolio holdings of a fund, a complete schedule has been filed with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fund’s fiscal year end on Form N-Q. These filings are available on the Commission’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330. A description of each fund’s proxy voting policies, procedures and information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008, is available without charge, upon request, by calling the Eagle Family of Funds, toll-free at the number above, by accessing our website at eagleasset.com or by accessing the Commission’s website at www.sec.gov. Would you like to receive future mailings via e-mail? If so, please let us know. Visit eagleasset.com to enroll.

08/08	Printed on recycled paper

President’s Letter

Dear Fellow Shareholders:

I am pleased to present the annual report for the Heritage Cash Trust—Municipal Money Market Fund (the “Fund”) for the fiscal year ended August 31, 2008. During the fiscal year, the Federal Reserve’s Federal Open Market Committee (“FOMC”) lowered the federal funds target rate (an indicator of short-term rates) from 5.25% to 2.00%. These rate cuts are in response to increased economic stress due to the ongoing housing correction, tightening credit conditions and stress in the financial markets. The Fund’s seven-day current yield declined from 3.21% at the end of previous fiscal period to 1.11% on August 31, 2008 due to continued demand in floating rate securities that did not have exposure to municipal bond insurers. The performance data quoted represents past performance, which does not guarantee future results. Current performance may be higher or lower than the data quoted. To obtain the Fund’s current yield, please visit our website at eagleasset.com.

We continue to adhere to a philosophy that money market funds should be conservatively managed and the return competitive with similar high-quality conservatively managed funds. We think it is important for investors to keep in mind that reaching for higher returns requires adding risk. The Fund’s subadviser performs ongoing, in-depth research on municipal borrowers and maintains an approved investments list based on its proprietary, internal ratings system, regulatory limits and limits set by the Fund. While some securities in the portfolio are tied to insurers, this research process has led the subadviser to determine that such securities would be eligible for investment even without the insurance support. As of August 31, 2008, the Fund’s investment portfolio was comprised of 88% tax-exempt floating rate notes, 5% fixed rate notes and 7% commercial paper. The entire portfolio is invested in highly rated tier-one securities. This portfolio construction, along with other factors, satisfies the requirements set forth by Standard and Poor’s Rating Services to maintain the Fund’s AAAm(a) rating. Ratings are subject to change, do not remove market risk from your investment and do not provide assurance that the Fund will meet its investment objective.

Subsequent to the Fund’s fiscal year end, the Lehman Brothers’ bankruptcy led to a major money market fund “breaking the buck”, or setting a net asset value (“NAV”) at less than $1.00 per share. This event shook investor confidence and led to a virtual freeze in the credit markets. In order to restore confidence in money market funds, the U.S. Treasury Department (“Treasury”) developed a Money Market Guarantee Program (the “Program”). The Fund has applied to participate in the Program, in which the Treasury guarantees that investors will receive $1.00 for each Fund share held as of September 19, 2008 if the Fund’s NAV falls below $0.995 (“Guarantee Event”) and if such Guarantee Event is not cured. The program only applies to shareholders of record as of September 19, 2008 and any increase in the number of shares held in an account after that date are not guaranteed. If the number of shares held in an account fluctuates over the period, shareholders will be covered up to the lesser of the shares held on September 19, 2008 or the date of the Guarantee Event. If a shareholder covered by the Program closes his or her account and then subsequently opens a new account in the Fund, that new account would not be covered by the Program. The Program will initially be in effect until December 18, 2008 at which time the Secretary of the Treasury will review the need and terms for extending the program. While we will continue to maintain high credit standards, the Fund’s Board of Trustees elected to participate in the Program, determining that participation is in the best interests of the Fund’s shareholders. Please visit eagleasset.com for up-to-date information on the Fund’s participation in the Program, or for more information on the Program, please visit the Treasury’s website at ustreas.gov. As a result of the current difficult credit market, the Fund has temporarily invested a portion of its assets in short-term U.S. Treasury securities. As credit markets thaw, we plan to return to our position of holding 100% of our portfolio in tax-exempt securities. As a result of this temporary move, a small portion (currently less than 1%) of the Fund’s income is expected to be taxable in calendar 2008.

Finally, in connection with an internal reorganization effective November 1, 2008, there are some important changes taking place with the Fund. Eagle Asset Management, Inc. (“Eagle”) will become the Fund’s investment adviser. Eagle is an affiliate of Heritage Asset Management, Inc. and the investment management and operational personnel will not change. In the coming months, we will be rebranding the Fund as the Eagle Municipal Money Market Fund, the fund family as the Eagle Family of Funds and Heritage entities as Eagle. Please refer to the prospectus for additional information about Eagle. Our commitment to your financial well-being remains unchanged. We are grateful for your continued support and confidence in the Eagle Family of Funds.

Sincerely,

Stephen G. Hill

President

October 3, 2008

(a) Standard & Poor’s, a widely recognized independent authority on credit quality, rates certain money market funds based on weekly analysis. When rating a money market fund, Standard & Poor’s assesses the safety of principal. According to Standard & Poor’s, a fund rated AAAm (“m” denotes money market fund) offers excellent safety features and has superior capacity to maintain principal value and limit exposure to loss. In evaluating safety, Standard & Poor’s focuses on credit quality, liquidity and management of the fund.

1

Statement of Net Assets

MUNICIPAL MONEY MARKET FUND	08.31.2008

Notes, bonds & variable rate demand notes 93.1% (a) (b)	Principal amount (in thousands)	Value

Alabama 0.9%
Huntsville, 1.89%, Series 02G, 09/04/08, LOC: Regions Bank (c)	$6,400	$6,400,000
Infirmary Health System Special Care Facilities Financing Authority, 1.85%, Series 06A, 09/03/08, LOC: Bank of Nova Scotia (c)	1,500	1,500,000
Washington County, 1.85%, Bay Gas Storage Co. Ltd Project, 09/03/08, LOC: Regions Bank (c)	9,350	9,350,000

Alaska 3.5%
Valdez, 2.50%, BP Amoco Inc. Project, Series 01K, 09/02/08 (c)	4,400	4,400,000
Valdez, 2.50%, Industrial Development Revenue Bond, Exxon Project, Series 93C, 09/02/08 (c)	500	500,000
Valdez, 2.60%, BP Amoco Inc. Project, Series 03A, 09/02/08 (c)	6,185	6,185,000
Valdez, 2.60%, BP Amoco Inc. Project, Series 03B, 09/02/08 (c)	24,750	24,750,000
Valdez, 2.60%, BP Amoco Inc. Project, Series 03C, 09/02/08 (c)	30,300	30,300,000

Arizona 0.6%
Arizona Health Facilities Authority, 1.75%, Banner Health Project, Series C, 09/03/08, LOC: Scotia Bank (c)	7,000	7,000,000
Scottsdale Industrial Development Authority, 1.85%, Notre Dame Prep School Project, Series 01, 09/04/08, LOC: Bank One, N.A. (c)	4,542	4,542,000

California 0.3%
Abag Finance Authority for Nonprofit Corporations, 1.62%, Marin Country Day School Project, 09/04/08, LOC: U.S. Bank, N.A. (c)	1,115	1,115,000
California School Facilities Financing Corporation, 1.55%, Capital Improvement Financing Project, Series 99C, 09/03/08, LOC: KBC Bank (c)	1,180	1,180,000
San Diego County, 1.75%, San Diego Foundation Project, Series 06, 09/04/08, LOC: U.S. Bank, N.A. (c)	1,370	1,370,000
San Diego County, 1.77%, 09/04/08, LOC: Allied Irish Banks (c)	1,300	1,300,000

Colorado 3.5%
Broomfield Urban Renewal Authority, 1.86%, Series 05, 09/04/08, LOC: BNP Paribas (c)	4,100	4,100,000
Colorado Educational & Cultural Facilities Authority, 1.80%, Northwest University Project, 09/04/08, LOC: Bank of America, N.A. (c)	5,000	5,000,000
Colorado Educational & Cultural Facilities Authority, 2.35%, National Jewish Federation Project, Series 06, 09/02/08, LOC: J.P. Morgan Chase Bank (c)	3,600	3,600,000
Colorado Educational & Cultural Facilities Authority, 2.35%, National Jewish Federation Project, Series 06C-3, 09/02/08, LOC: U.S. Bank, N.A. (c)	3,430	3,430,000
Colorado Educational & Cultural Facilities Authority, 2.35%, National Jewish Federation Project, Series 07C-5, 09/02/08, LOC: U.S. Bank, N.A. (c)	2,400	2,400,000
Colorado Educational & Cultural Facilities Authority, 2.35%, National Jewish Federation Project, Series A-7, 09/02/08, LOC: Bank of America, N.A. (c)	1,420	1,420,000
Colorado Educational & Cultural Facilities Authority, 2.35%, National Jewish Federation Project, Series C-1, 09/02/08, LOC: U.S. Bank, N.A. (c)	1,965	1,965,000
Colorado Educational & Cultural Facilities Authority, 2.35%, National Jewish Federation Project, Series D-2, 09/02/08, LOC: J.P. Morgan Chase Bank (c)	5,500	5,500,000

Notes, bonds & variable rate demand notes 93.1% (a) (b)	Principal amount (in thousands)	Value

Colorado Health Facilities Authority, 1.75%, Hospital Revenue Bond, Exempla Inc. Project, Series 02B, 09/04/08, LOC: U.S. Bank, N.A. (c)	$2,295	$2,295,000
Colorado Health Facilities Authority, 1.80%, Adventist Health System Project, Series 04B, 09/04/08, LOC: SunTrust Bank (c)	2,900	2,900,000
Colorado School of Mines, 1.70%, Series A, 09/03/08, LOC: Dexia (c)	10,300	10,300,000
Denver Urban Renewal Authority, 1.85%, Stapleton Project, Series 08A-2, 09/04/08, LOC: U.S. Bank, N.A. (c)	5,000	5,000,000
Denver Urban Renewal Authority, 1.85%, Stapleton Project, Series A-1, 09/04/08, LOC: U.S. Bank, N.A. (c)	4,000	4,000,000
Telluride, 1.95%, Floor Open Space Project, Series 07, 09/03/08, LOC: KeyBank, N.A. (c)	7,135	7,135,000
Traer Creek Metropolitan District, 1.85%, Eagle County Project, Series 02, 09/03/08, LOC: BNP Paribas (c)	2,300	2,300,000
Westminster Economic Development Authority, 1.85%, IDRB, Mandalay Gardens Urban Renewal Project, Series 06, 09/04/08, LOC: Depfa Bank PLC (c)	3,470	3,470,000

Delaware 1.0%
Delaware Economic Development Authority, 1.80%, Independence School Inc. Project, Series 03, 09/04/08, LOC: Citizens Bank (c)	8,250	8,250,000
Delaware Economic Development Authority, 1.88%, Archmere Academy Project, Series 06, 09/04/08, LOC: PNC Bank (c)	10,050	10,050,000

District of Columbia 3.0%
District of Columbia, 1.80%, Series 08C, 09/04/08, LOC: Dexia (c)	6,500	6,500,000
District of Columbia, 1.80%, Washington Drama Society Project, Series 08, 09/04/08, LOC: J.P. Morgan Chase Bank (c)	15,000	15,000,000
District of Columbia, 1.86%, Consortium Issue Project, 09/04/08, LOC: Wachovia Bank, N.A. (c)	12,020	12,020,000
District of Columbia, 1.88%, Educational Facilities Revenue Bond, The Field School Inc. Project, Series 01A, 09/04/08, LOC: Wachovia Bank, N.A. (c)	4,900	4,900,000
District of Columbia, 1.90%, AARP Foundation Project, Series 04, 09/04/08, LOC: Bank of America, N.A. (c)	1,100	1,100,000
District of Columbia, 1.90%, Series 08A, 09/04/08, LOC: Allied Irish Banks (c)	6,570	6,570,000
District of Columbia, GO, 1.85%, Series 01D, 09/04/08, LOC: Dexia (c)	9,970	9,970,000

Florida 7.4%
Alachua County Health Facilities Authority, 2.42%, Shands Teaching Hospital Project, Series 02A, 09/02/08, LOC: SunTrust Bank (c)	1,700	1,700,000
Brevard County Health Facilities Authority, 2.42%, Health First Inc. Project, 09/02/08, LOC: SunTrust Bank (c)	1,345	1,345,000
Florida Board of Education, 5.00%, Series 06C, 06/01/09	2,750	2,811,029
Florida Higher Educational Facilities Financial Authority, 1.85%, Flagler College Project, Series 05, 09/03/08, LOC: SunTrust Bank (c)	7,165	7,165,000
Florida Higher Educational Facilities Financial Authority, 1.87%, Southeastern University Project, Series 05, 09/04/08, LOC: Regions Bank (c)	12,980	12,980,000

2	The accompanying notes are an integral part of the financial statements.

Statement of Net Assets

MUNICIPAL MONEY MARKET FUND	08.31.2008

Notes, bonds & variable rate demand notes 93.1% (a) (b)	Principal amount (in thousands)	Value

Florida (cont’d)
Highlands County Health Facilities Authority, 1.90%, Adventist Health System Project, Series 03A, 09/04/08, LOC: SunTrust Bank (c)	$8,800	$8,800,000
Jacksonville Economic Development Commission, 2.42%, Methodist Medical Center Project, Series 05, 09/02/08, LOC: SunTrust Bank (c)	2,500	2,500,000
JEA District Energy Systems, 1.68%, Series 04A, 09/04/08, LOC: State Street Bank & Trust Co. (c)	14,430	14,430,000
Martin County Health Facilities Authority, 1.80%, Martin Memorial Medical Center Project, Series 07B, 09/04/08, LOC: Wachovia Bank, N.A. (c)	6,000	6,000,000
Orange County Industrial Development Authority, 1.85%, IDRB, Catholic Diocese Project, 09/03/08, LOC: SunTrust Bank (c)	8,000	8,000,000
Orange County Industrial Development Authority, 2.42%, Catholic Charities Project, Series 07, 09/02/08, LOC: SunTrust Bank (c)	3,200	3,200,000
Palm Beach County, 1.85%, Jewish Community Campus Project, Series 97, 09/03/08, LOC: Northern Trust Company (c)	4,000	4,000,000
Palm Beach County, 1.85%, Norton Gallery Inc. Project, 09/03/08, LOC: Bank of America, N.A. (c)	3,075	3,075,000
Palm Beach County, 1.85%, Norton Gallery Inc. Project, 09/03/08, LOC: Northern Trust Company (c)	3,385	3,385,000
Palm Beach County, 1.86%, Kings Academy Inc. Project, Series 06, 09/04/08, LOC: Wachovia Bank, N.A. (c)	10,910	10,910,000
Palm Beach County, 1.87%, Henry Morrison Flagler Project, Series 03, 09/04/08, LOC: Northern Trust Company (c)	5,875	5,875,000
Palm Beach County, 1.90%, Gulfstream Goodwill Industries Project, Series 06, 09/04/08, LOC: Wachovia Bank, N.A. (c)	4,205	4,205,000
Pinellas County Educational Facilities Authority, 1.86%, Canterbury School of Florida Project, Series 04, 09/03/08, LOC: SunTrust Bank (c)	1,675	1,675,000
Pinellas County Health Facility Authority, 1.86%, Suncoast Hospice Project, Series 04, 09/04/08, LOC: Wachovia Bank, N.A. (c)	6,810	6,810,000
Pinellas County Industrial Development Authority, 1.90%, Family Resources Inc. Project, Series 03, 09/03/08, LOC: SunTrust Bank (c)	2,000	2,000,000
Sarasota County, 1.90%, Sarasota Military Academy Project, Series 08, 09/04/08, LOC: Wachovia Bank, N.A. (c)	2,245	2,245,000
Sunshine State Governmental Financing Commission, 1.85%, 09/03/08, LOC: Dexia (c)	10,000	10,000,000
Tampa, 1.82%, Tampa Prep School Inc. Project, Series 00, 09/03/08, LOC: SunTrust Bank (c)	3,000	3,000,000
Tampa, 1.85%, Educational Facilities Revenue Bond, Academy of the Holy Names Project, Series 01, 09/03/08, LOC: SunTrust Bank (c)	1,380	1,380,000
Temple Terrace, 1.85%, Lifepath Hospice Project, Series 03, 09/03/08, LOC: SunTrust Bank (c)	2,800	2,800,000
USF Financing Corporation, 1.80%, Series 07, 09/03/08, LOC: Wachovia Bank, N.A. (c)	3,500	3,500,000
Washington County, 1.89%, Sales Tax Revenue Bonds, Series 03A, 09/04/08, LOC: SunTrust Bank (c)	5,900	5,900,000

Georgia 5.0%
Bibb County Development Authority, 1.85%, Mount de Sales Academy Project, Series 00, 09/03/08, LOC: SunTrust Bank (c)	2,600	2,600,000

Notes, bonds & variable rate demand notes 93.1% (a) (b)	Principal amount (in thousands)	Value

Cobb County Hospital Authority, 1.86%, Equipment Pool Project, Series 06, 09/04/08, LOC: SunTrust Bank (c)	$1,000	$1,000,000
Coweta County Residential Care for the Elderly Authority, 1.85%, Wesley Woods of Newnan-Peachtree Inc. Project, Series 05, 09/03/08, LOC: Branch Banking & Trust (c)	3,600	3,600,000
DeKalb County Hospital Authority, 1.85%, DeKalb Medical Center Inc. Project, Series 05, 09/03/08, LOC: SunTrust Bank (c)	16,765	16,765,000
Fulton County Development Authority, 1.85%, Galloway Schools Inc. Project, Series 02, 09/03/08, LOC: SunTrust Bank (c)	3,100	3,100,000
Fulton County Development Authority, 1.85%, Shepard Center Inc. Project, Series 05, 09/03/08, LOC: SunTrust Bank (c)	15,500	15,500,000
Fulton County Development Authority, 1.88%, Catholic Education of North Georgia Project, Series 02, 09/04/08, LOC: Wachovia Bank, N.A. (c)	1,300	1,300,000
Fulton County Residential Care for the Elderly Authority, 1.85%, First Mortgage Lenbrook Project, Series C, 09/03/08, LOC: Bank of Scotland (c)	18,550	18,550,000
Gwinnett County Hospital Authority, 1.84%, Gwinnett Hospital System Project, Series 08A, 09/03/08, LOC: SunTrust Bank (c)	6,940	6,940,000
Metropolitan Atlanta Rapid Transit Authority, 1.75%, Series 00B, 09/03/08, LOC: Bayerische Landesbank (c)	13,000	13,000,000
Municipal Electric Authority of Georgia, 1.85%, Project 1, Subseries 08B, 09/03/08, LOC: Dexia (c)	5,550	5,550,000
Richmond County Development Authority, 1.90%, MCG Health Inc. Project, Series 08A, 09/03/08, LOC: UBS AG (c)	3,000	3,000,000
Rockdale County Hospital Authority, 1.90%, Rockdale Medical Center Inc. Project, Series 03B, 09/04/08, LOC: Bank of America, N.A. (c)	1,750	1,750,000

Idaho 0.3%
Idaho Housing & Finance Association, 1.80%, The College of Idaho Project, Series 08, 09/04/08, LOC: U.S. Bank, N.A. (c)	5,000	5,000,000

Illinois 9.3%
Chicago, 1.75%, Subordinate Lien Revenue Bonds, Series 00, 09/03/08, LOC: Bank One, N.A. (c)	6,900	6,900,000
Hennepin, 1.94%, Pollution Control Revenue Bond, Hennepin-Hopper Lakes Project, Series 01, 09/04/08, LOC: Harris Trust and Savings Bank (c)	2,300	2,300,000
Hoffman Estates, 1.83%, Series 05, 09/04/08, LOC: Northern Trust Company (c)	9,900	9,900,000
Illinois Educational Facilities Authority, 1.85%, Elmhurst College Project, Series 03, 09/03/08, LOC: Bank One, N.A. (c)	1,600	1,600,000
Illinois Educational Facilities Authority, 1.90%, Saint Xavier University Project, Series A, 09/04/08, LOC: LaSalle Bank, N.A. (c)	5,725	5,725,000
Illinois Finance Authority, 1.75%, Chicago Symphony Project, Series 99, 09/03/08, LOC: Bank One, N.A. (c)	2,600	2,600,000
Illinois Finance Authority, 1.75%, Elmhurst Memorial Healthcare Project, Series 08C, 09/03/08, LOC: Royal Bank of Scotland (c)	16,000	16,000,000
Illinois Finance Authority, 1.75%, Francis W. Parker School Project, Series 99, 09/03/08, LOC: Harris Trust and Savings Bank and Northern Trust Company (c)	2,095	2,095,000
Illinois Finance Authority, 1.79%, Elmhurst Memorial Healthcare Project, Series 08D, 09/03/08, LOC: Northern Trust Company (c)	4,000	4,000,000

The accompanying notes are an integral part of the financial statements.	3

Statement of Net Assets

MUNICIPAL MONEY MARKET FUND	08.31.2008

Notes, bonds & variable rate demand notes 93.1% (a) (b)	Principal amount (in thousands)	Value

Illinois (cont’d)
Illinois Finance Authority, 1.79%, Elmhurst Memorial Healthcare Project, Series 08E, 09/03/08, LOC: Fifth Third Bank (c)	$11,500	$11,500,000
Illinois Finance Authority, 1.80%, Chicago Symphony Orchestra Project, Series 94, 09/03/08, LOC: Northern Trust Company (c)	18,700	18,700,000
Illinois Finance Authority, 1.80%, Chicago Symphony Orchestra Project, Series 08, 09/04/08, LOC: Royal Bank of Scotland (c)	11,015	11,015,000
Illinois Finance Authority, 1.80%, Delinor Community Hospital Project, Series 08A, 09/04/08, LOC: Fifth Third Bank (c)	20,000	20,000,000
Illinois Finance Authority, 1.84%, Lake Forest Country Day School Project, Series 05, 09/03/08, LOC: Northern Trust Company (c)	3,000	3,000,000
Illinois Finance Authority, 1.84%, North Shore Country Day School Project, Series 03, 09/03/08, LOC: Northern Trust Company (c)	7,200	7,200,000
Illinois Finance Authority, 1.84%, Sacred Heart School Project, Series 08, 09/03/08, LOC: Fifth Third Bank (c)	4,400	4,400,000
Illinois Finance Authority, 1.85%, Joan W. and Irving B. Harris Theater for Music and Dance Project, Series 05, 09/03/08, LOC: Bank of America, N.A. (c)	2,000	2,000,000
Illinois Finance Authority, 1.85%, Window to the World Communications Inc. Project, Series 00, 09/03/08, LOC: LaSalle Bank, N.A. (c)	1,000	1,000,000
Illinois Finance Authority, 1.90%, Monarch Landing Inc. Project, Series 07B, 09/04/08, LOC: Fifth Third Bank (c)	5,000	5,000,000
Illinois Finance Authority, 1.90%, Uniform Law Foundation Project, Series 07, 09/04/08, LOC: Lasalle Bank, N.A. (c)	2,740	2,740,000
Illinois Finance Authority, 2.80%, OSF Healthcare System Project, 09/02/08, LOC: Wachovia Bank, N.A. (c)	8,915	8,915,000
Lake County Forest Preservation District, 4.90%, Land Acquisition and Development Project, Series 00, 12/15/08	2,500	2,520,150
Lisle, 1.85%, MFHRB, Four Lakes Phase V Project, Series 96, 09/03/08, LOC: LaSalle Bank, N.A. (c)	12,500	12,500,000
Will County, 1.88%, University of St. Francis Project, Series 05, 09/03/08, LOC: Fifth Third Bank (c)	11,110	11,110,000

Indiana 4.7%
Indiana Development Finance Authority, 1.85%, Eiteljorg Museum Project, Series 04, 09/03/08, LOC: Bank One, N.A. (c)	2,000	2,000,000
Indiana Educational Facilities Authority, 1.84%, St. Joseph’s College Project, Series 04, 09/04/08, LOC: Royal Bank of Scotland (c)	15,955	15,955,000
Indiana Educational Facilities Authority, 1.85%, Wesleyan University Project, Series 98A, 09/03/08, LOC: Bank One, N.A. (c)	4,640	4,640,000
Indiana Educational Facilities Authority, 1.87%, Earlham College Project, Series 04E, 09/04/08, LOC: U.S. Bank, N.A. (c)	4,800	4,800,000
Indiana Educational Facilities Authority, 1.87%, Hanover College Project, Series B, 09/04/08, LOC: Bank One, N.A. (c)	3,400	3,400,000
Indiana Finance Authority, 1.99%, University H.S. Project, Series 06, 09/04/08, LOC: KeyBank, N.A. (c)	2,100	2,100,000
Indiana Health Facility Financing Authority, 1.90%, Hospital Revenue Bond, Community Hospitals Project, Series B, 09/04/08, LOC: Bank of America, N.A. (c)	10,510	10,510,000

Notes, bonds & variable rate demand notes 93.1% (a) (b)	Principal amount (in thousands)	Value

Indiana Municipal Power Agency, 1.82%, Series 98A, 09/03/08, LOC: Dexia (c)	$13,550	$13,550,000
Marion, 1.90%, Wesleyan University Project, Series 06, 09/04/08, LOC: Bank of America, N.A. (c)	14,000	14,000,000
White County Hospital Association, 1.89%, Series 06, 09/04/08, LOC: Regions Bank (c)	17,600	17,600,000

Iowa 0.4%
Wapello County, GO, 1.90%, Ottumwa Regional Health Center Project, Series 04, 09/04/08, LOC: J.P. Morgan Chase Bank (c)	8,100	8,100,000

Kansas 0.6%
Kansas Development Finance Authority, 1.85%, Adventist Health System Project, 09/04/08, LOC: SunTrust Bank (c)	5,915	5,915,000
Olathe, 1.90%, Cedar Lake Village Inc. Project, Series 04, 09/04/08, LOC: Bank of America, N.A. (c)	4,930	4,930,000

Kentucky 2.2%
Jefferson County, 1.80%, Franciscan Eldercare Services Project, Series 01, 09/04/08, LOC: Lasalle Bank, N.A. (c)	3,420	3,420,000
Jefferson County Student Housing, 1.89%, University of Louisville Phase II Project, Series 02A, 09/04/08, LOC: Regions Bank (c)	9,035	9,035,000
Kentucky Property & Buildings Commission, 4.50%, Project #88, FGIC, 11/01/08	5,795	5,805,535
Lexington- Fayette Urban County Government, 1.90%, Sayre School Project, Series 01, 09/04/08, LOC: Fifth Third Bank (c)	6,690	6,690,000
Middletown, 1.85%, Christian Academy of Louisville Project, Series 04, 09/04/08, LOC: J.P. Morgan Chase Bank (c)	9,890	9,890,000
Shelby County, 2.30%, Series A, 09/02/08, LOC: U.S. Bank, N.A. (c)	6,790	6,790,000

Louisiana 4.8%
Louisiana, GO, 1.75%, Series 08A, 09/03/08, LOC: BNP Paribas (c)	12,000	12,000,000
Louisiana Local Government Environmental Facilities & Community Development Authority, 1.87%, University of Louisiana at Monroe Project, Series 04A, 09/04/08, LOC: Regions Bank (c)	8,000	8,000,000
Louisiana Local Government Environmental Facilities & Community Development Authority, 1.89%, University of Louisiana at Monroe Project, Series 07B, 09/04/08, LOC: Regions Bank (c)	12,515	12,515,000
Louisiana Offshore Terminal Authority, 1.85%, Deep Water Port Refunding Loop LLC Project, Series 03B, 09/03/08, LOC: Bank One, N.A. (c)	20,600	20,600,000
South Louisiana Port Commission, 1.70%, Occidental Petroleum Corporation Project, Series 91, 09/03/08, LOC: Bayerische Landesbank (c)	16,100	16,100,000
Tangipahoa Parish Hospital Service District No. 1, 1.84%, Hospital Revenue Bond, North Oaks Medical Center Project, Series 03B, 09/04/08, LOC: Allied Irish Banks (c)	20,000	20,000,000

Maine 0.5%
Maine Finance Authority, 1.90%, IDRB, Jackson Laboratory Project, Series 02, 09/04/08, LOC: Bank of America, N.A. (c)	5,240	5,240,000
Maine Health & Higher Educational Facilities Authority, 1.90%, Series 08A, 09/04/08, LOC: KBC Bank (c)	5,000	5,000,000

4	The accompanying notes are an integral part of the financial statements.

Statement of Net Assets

MUNICIPAL MONEY MARKET FUND	08.31.2008

Notes, bonds & variable rate demand notes 93.1% (a) (b)	Principal amount (in thousands)	Value

Maryland 2.4%
Chestertown, 1.86%, Washington College Project, Series 08A, 09/04/08, LOC: Royal Bank of Scotland (c)	$3,500	$3,500,000
Maryland Economic Development Corporation, 1.90%, Maryland Soccer Project, Series 00, 09/04/08, LOC: Bank of America, N.A. (c)	4,630	4,630,000
Maryland, GO, 5.00%, Series 06A, 03/01/09	4,900	4,975,682
Maryland, GO, 5.25%, Series 02, 02/01/09	5,000	5,066,738
Maryland Health & Higher Educational Facilities Authority, 1.65%, Johns Hopkins University Project, Series 08B, 09/03/08 (c)	7,500	7,500,000
Maryland Health & Higher Educational Facilities Authority, 1.85%, French International School Project, Series 04, 09/03/08, LOC: SunTrust Bank (c)	5,075	5,075,000
Montgomery County, 1.90%, Georgetown Preparatory School Project, Series 05, 09/04/08, LOC: Bank of America, N.A. (c)	9,210	9,210,000
Montgomery County, 1.90%, Institute for Genomic Research Project, 09/04/08, LOC: Bank of America, N.A. (c)	4,650	4,650,000

Massachusetts 1.8%
Massachusetts Development Finance Agency, 1.85%, Boston Children’s Museum Project, Series 06, 09/03/08, LOC: Citizens Bank (c)	2,170	2,170,000
Massachusetts Health & Educational Facilities Authority, 1.45%, Harvard University Project, Series 04GG-1, 09/04/08 (c)	7,400	7,400,000
Massachusetts Health & Educational Facilities Authority, 1.60%, Harvard University Project, Series 00Y, 09/04/08 (c)	25,000	25,000,000

Michigan 0.9%
Michigan Higher Education Facilities Authority, 1.90%, Albion College Project, Series 06, 09/04/08, LOC: J.P. Morgan Chase Bank (c)	10,200	10,200,000
Michigan Hospital Finance Authority, 1.80%, Henry Ford Health System Project, Series 07, 09/03/08, LOC: J.P. Morgan Chase Bank (c)	1,500	1,500,000
Michigan Strategic Fund, 2.40%, Henry Ford Museum Project, Series 02, 09/02/08, LOC: Comerica Bank (c)	5,000	5,000,000

Minnesota 0.2%
Minnesota Metropolitan Council, GO, 5.00%, Series 05C, 02/01/09	3,935	3,983,566

Mississippi 2.0%
Jackson County, 2.45%, Industrial Development Revenue Bond, Chevron USA Inc. Project, Series 93, 09/02/08 (c)	2,295	2,295,000
Mississippi Business Finance Commission, 1.85%, Petal Gas Storage LLC Project, Series 07, 09/03/08, LOC: SunTrust Bank (c)	10,000	10,000,000
Mississippi Business Finance Corporation, 1.89%, Gulfport Promenade Project, Series 07, 09/04/08, LOC: Regions Bank (c)	4,000	4,000,000
Mississippi Business Finance Commission, 2.45%, Chevron USA Inc. Project, Series 07A, 09/02/08 (c)	2,800	2,800,000
Mississippi, GO, 1.75%, Series E, 09/03/08, BPA: Dexia (c)	1,000	1,000,000
Mississippi, GO, 5.25%, Series 01, 09/01/08	5,000	5,000,000
Mississippi Hospital Equipment & Facilities Authority, 1.89%, Hospital Revenue Bond, Grenada Lake Medical Center Project, Series 07, 09/04/08, LOC: Regions Bank (c)	13,380	13,380,000

Notes, bonds & variable rate demand notes 93.1% (a) (b)	Principal amount (in thousands)	Value

Missouri 0.8%
Bi-State Development Agency Missouri—Illinois Metropolitan District, 1.85%, Metrolink Project, Series A, 09/03/08, LOC: J.P. Morgan Chase Bank (c)	$2,500	$2,500,000
Independence Industrial Development Authority, 1.90%, Groves and Graceland Project, Series 97A, 09/04/08, LOC: Bank of America, N.A. (c)	1,210	1,210,000
Missouri Health & Educational Facilities Authority, 1.80%, Lutheran Senior Services Project, Series 00, 09/03/08, LOC: U.S. Bank, N.A. (c)	5,725	5,725,000
Missouri Health & Educational Facilities Authority, 1.90%, Truman Medical Center Inc. Project, Series 05, 09/04/08, LOC: Bank of America, N.A. (c)	1,315	1,315,000
Missouri Highways & Transit Commission, 1.80%, Series 05B-1, 09/03/08, LOC: State Street Bank & Trust Co. (c)	3,775	3,775,000

Nevada 0.3%
Clark County, 1.80%, Series 08D-2, 09/03/08, LOC: Landesbank Baden Wurttenburg (c)	5,000	5,000,000

New Hampshire 1.3%
New Hampshire Health & Education Facilities Authority, 1.86%, Brewster Academy Project, Series 05, 09/04/08, LOC: Allied Irish Banks (c)	5,165	5,165,000
New Hampshire Health & Education Facilities Authority, 1.86%, Crotched Mountain Rehabilitation Center, Series 06, 09/04/08, LOC: Allied Irish Banks (c)	13,250	13,250,000
New Hampshire Health & Education Facilities Authority, 1.88%, Easter Seals Project, Series 04H-A, 09/04/08, LOC: Citizens Bank (c)	5,000	5,000,000

New Jersey 0.1%
New Jersey Economic Development Authority, 1.45%, Morris Hall/St. Lawrence Project, Series 03, 09/03/08, LOC: Wachovia Bank, N.A. (c)	1,280	1,280,000

New Mexico 0.8%
Farmington, 1.87%, Hospital Revenue Bond, San Juan Regional Medical Center Project, Series 04B, 09/04/08, LOC: Bank of Nova Scotia (c)	9,500	9,500,000
New Mexico Finance Authority, 1.80%, Subordinate Lien Revenue Bonds, Subseries B-1, 09/04/08, LOC: State Street Bank & Trust Co. (c)	5,000	5,000,000

New York 2.0%
Bethlehem Industrial Development Agency, 1.78%, American Housing Foundation Inc. Project, Series A, 09/04/08, LOC: Citizens Bank (c)	3,900	3,900,000
New York City Housing Development Corporation, 1.75%, Beekman Tower Project, Series 08A, 09/03/08, LOC: Royal Bank of Scotland (c)	8,700	8,700,000
New York City Industrial Development Agency, 1.68%, American Society Technion Project, Series 03, 09/03/08, LOC: Allied Irish Banks (c)	565	565,000
New York City Transitional Finance Authority, 1.83%, Series 03C-3, 09/03/08, BPA: Dexia (c)	5,500	5,500,000
New York City Transitional Finance Authority, 2.30%, Recovery Bonds, Series 03 1-D, 09/02/08, BPA: Landesbank Hessen-Thueringen (c)	4,000	4,000,000

The accompanying notes are an integral part of the financial statements.	5

Statement of Net Assets

MUNICIPAL MONEY MARKET FUND	08.31.2008

Notes, bonds & variable rate demand notes 93.1% (a) (b)	Principal amount (in thousands)	Value

New York (cont’d)
New York Housing Development Corporation, 1.80%, MFHRB, The Crest Project, Series A, 09/03/08, LOC: Landesbank Hessen-Thueringen (c)	$1,200	$1,200,000
Triborough Bridge & Tunnel Authority, 1.70%, Series 05B-1, 09/04/08, BPA: Depfa Bank PLC (c)	2,000	2,000,000
Triborough Bridge & Tunnel Authority, 1.90%, General Revenue Refunding Bond, Series 05B B-4, 09/04/08, BPA: Landesbank Baden Wurttenburg (c)	11,500	11,500,000

North Carolina 4.4%
Mecklenburg County, GO, 5.00%, Series 04C, 03/01/09	5,850	5,941,823
Mecklenburg County, GO, 5.00%, Series 08B, 02/01/09	3,000	3,034,645
North Carolina Capital Facilities Finance Agency, 1.85%, Elon University Project, Series 01C, 09/03/08, LOC: Bank of America, N.A. (c)	5,800	5,800,000
North Carolina Capital Facilities Finance Agency, 1.86%, Durham Academy Project, Series 01, 09/04/08, LOC: Wachovia Bank, N.A. (c)	7,790	7,790,000
North Carolina Capital Facilities Finance Agency, 1.86%, Methodist College Project, Series 05, 09/04/08, LOC: Wachovia Bank, N.A. (c)	3,300	3,300,000
North Carolina Capital Facilities Finance Agency, 1.90%, Pfeiffer University Project, Series 06, 09/04/08, LOC: Bank of America, N.A. (c)	10,250	10,250,000
North Carolina Capital Facilities Finance Agency, 1.90%, YMCA of Greater Charlotte Project, Series 07B, 09/04/08, LOC: Wachovia Bank, N.A. (c)	5,370	5,370,000
North Carolina Capital Facilities Finance Agency, 1.90%, YMCA of the Triangle Area Project, Series 06, 09/04/08, LOC: Wachovia Bank, N.A. (c)	2,500	2,500,000
North Carolina Educational Facilities Finance Agency, 1.88%, Johnson C. Smith University Project, Series 99, 09/04/08, LOC: Wachovia Bank, N.A. (c)	4,796	4,796,000
North Carolina Educational Facilities Finance Agency, 1.88%, Ravenscroft School Inc. Project, Series 00, 09/04/08, LOC: Wachovia Bank, N.A. (c)	3,980	3,980,000
North Carolina Educational Facilities Finance Agency, 1.88%, Roman Catholic Diocese Project, Series 00, 09/04/08, LOC: Wachovia Bank, N.A. (c)	1,615	1,615,000
North Carolina Educational Facilities Finance Agency, 1.90%, Queens College Project, Series 99A, 09/04/08, LOC: Bank of America, N.A. (c)	1,100	1,100,000
North Carolina, GO, 1.60%, Public Improvement Project, Series 02E, 09/03/08, BPA: Landesbank Hessen-Thueringen (c)	3,100	3,100,000
North Carolina Medical Care Commission, 1.86%, Lenoir Memorial Hospital Project, 09/04/08, LOC: Wachovia Bank, N.A. (c)	6,165	6,165,000
North Carolina Medical Care Commission, 1.90%, Cornelia Nixon Davis Healthcare Center Project, Series 03, 09/04/08, LOC: Wachovia Bank, N.A. (c)	3,680	3,680,000
North Carolina Medical Care Commission, 2.45%, Iredell Memorial Hospital Project, Series 07, 09/02/08, LOC: Bank of America, N.A. (c)	5,150	5,150,000
North Carolina Ports Authority, 1.85%, Series 06A-1, 09/03/08, LOC: Bank of America, N.A. (c)	8,000	8,000,000

Notes, bonds & variable rate demand notes 93.1% (a) (b)	Principal amount (in thousands)	Value

Ohio 3.2%
Akron Bath Copley Joint Township Hospital District, 1.98%, Healthcare Facilities Revenue Bond, Sumner on Ridgewood Project, Series 02, 09/04/08, LOC: KBC Bank (c)	$6,365	$6,365,000
Allen County, 2.35%, Catholic Healthcare Project, Series 08B, 09/02/08, LOC: J.P. Morgan Chase Bank (c)	1,500	1,500,000
Cleveland, 1.84%, Airport Facilities Revenue Bond, Series 08D, 09/04/08, LOC: U.S. Bank, N.A. (c)	4,000	4,000,000
Columbus, 1.63%, Series 08B, 09/04/08 (c)	6,530	6,530,000
Cuyahoga County Port Authority, 1.80%, Euclid/93rd Garage & Office Project, Series 03, 09/03/08, LOC: Fifth Third Bank (c)	8,470	8,470,000
Hamilton County, 1.50%, Elizabeth Gamble Deaconess Home Project, Series B, 09/04/08, LOC: J.P. Morgan Chase Bank (c)	10,892	10,892,000
Hamilton County, 1.95%, Episcopal Retirement Homes Project, Series 05B, 09/04/08, LOC: KeyBank, N.A. (c)	1,935	1,935,000
Ohio Air Quality Development Authority, 1.75%, Pollution Control Revenue Bond, Timken Company Project, Series 03, 09/03/08, LOC: KeyBank, N.A. (c)	6,400	6,400,000
Ohio Air Quality Development Authority, 2.55%, Pollution Control Revenue Bond, Ohio Edison Company Project, Series 00C, 09/02/08, LOC: Wachovia Bank, N.A. (c)	2,400	2,400,000
Ohio Higher Educational Facility Commission, 1.95%, Ashland University Project, Series 04, 09/04/08, LOC: KeyBank, N.A. (c)	4,000	4,000,000
Rickenbacker Port Authority, 1.80%, YMCA of Central Ohio Project, Series 02, 09/04/08, LOC: Fifth Third Bank (c)	5,800	5,800,000
Salem, 1.77%, Hospital Revenue Bond, Salem Community Hospital Project, Series 05, 09/04/08, LOC: J.P. Morgan Chase Bank (c)	2,420	2,420,000

Oklahoma 0.3%
University Hospitals Trust, 1.90%, Series A, 09/03/08, LOC: Bank of America, N.A. (c)	5,000	5,000,000

Oregon 2.0%
Multnomah County Hospital Facilities Authority, 2.50%, Mirabella South Waterfront Project, 09/02/08, LOC: Bank of Scotland (c)	10,000	10,000,000
Oregon Department of Administrative Services, 5.00%, FSA, Series 03, 09/01/08	2,125	2,125,000
Oregon Facilities Authority, 1.78%, PeaceHealth Project, Series 08B, 09/04/08, LOC: U.S. Bank, N.A. (c)	3,650	3,650,000
Oregon Facilities Authority, 1.78%, PeaceHealth Project, Series 08D, 09/04/08, LOC: Wells Fargo Bank (c)	4,400	4,400,000
Oregon Facilities Authority, 1.84%, PeaceHealth Project, Series 08C, 09/04/08, LOC: Wells Fargo Bank (c)	5,000	5,000,000
Oregon Health & Sciences University, 1.90%, OSHU Medical Group Project, Series 04B, 09/03/08, LOC: Bank of New York and California Teachers Retirement System (c)	8,000	8,000,000
Oregon Health Housing Educational & Cultural Facilities Authority, 1.78%, Sacred Heart Medical Center Project, Series 98A, 09/04/08, LOC: U.S. Bank, N.A. (c)	4,200	4,200,000

Pennsylvania 6.8%
Commonwealth of Pennsylvania, GO, 5.00%, Series 01, 01/15/09	5,000	5,054,878
Cumberland County Municipal Authority, 1.84%, LSN/TLS Obligated Group Project, Series A, 09/04/08, LOC: Wachovia Bank, N.A. (c)	1,070	1,070,000

6	The accompanying notes are an integral part of the financial statements.

Statement of Net Assets

MUNICIPAL MONEY MARKET FUND	08.31.2008

Notes, bonds & variable rate demand notes 93.1% (a) (b)	Principal amount (in thousands)	Value

Pennsylvania (cont’d)
Delaware County Industrial Development Authority, 1.88%, Academy of Notre Dame Project, Series 07, 09/04/08, LOC: Citizens Bank (c)	$4,530	$4,530,000
Delaware River Joint Toll Bridge Commission, 1.81%, Series 07B-1, 09/04/08, LOC: Dexia (c)	3,000	3,000,000
Delaware Valley Regional Financial Authority, 1.75%, Series 85A, 09/03/08, LOC: Bayerische Landesbank (c)	3,300	3,300,000
Delaware Valley Regional Financial Authority, 1.75%, Series 86, 09/03/08, LOC: Bayerische Landesbank (c)	5,900	5,900,000
Delaware Valley Regional Financial Authority, 1.75%, Series B, 09/03/08, LOC: Bayerische Landesbank (c)	5,400	5,400,000
Moon Industrial Development Authority, 1.80%, Providence Point Project, Series 07, 09/04/08, LOC: Bank of Scotland (c)	34,700	34,700,000
Pennsylvania Turnpike Commission, 1.82%, Series 02A-1, 09/03/08, BPA: Westdeutsche Landesbank (c)	33,290	33,290,000
Pennsylvania Turnpike Commission, 1.82%, Series A-3, 09/03/08, BPA: Bayerische Landesbank (c)	2,300	2,300,000
Philadelphia Authority for Industrial Development, 1.77%, Girard Estate Tower Project, Series 02, 09/04/08, LOC: J.P. Morgan Chase Bank (c)	11,200	11,200,000
Philadelphia Authority for Industrial Development, 1.88%, Chestnut Hill College Project, Series 07, 09/04/08, LOC: Wachovia Bank, N.A. (c)	4,500	4,500,000
Philadelphia Authority for Industrial Development, 1.90%, Chestnut Hill Academy Project, Series 05, 09/04/08, LOC: Wachovia Bank, N.A. (c)	4,500	4,500,000
Philadelphia Authority for Industrial Development, 1.90%, Philadelphia Museum of Art Project, Series 08, 09/03/08, LOC: Citizens Bank (c)	8,000	8,000,000

Rhode Island 4.2%
Narragansett Bay Commission, 1.75%, Series 08A, 09/04/08, LOC: Royal Bank of Scotland (c)	10,000	10,000,000
Rhode Island Health & Educational Building Corporation, 1.75%, Frassati Residence Project, Series 07, 09/03/08, LOC: Allied Irish Banks (c)	5,100	5,100,000
Rhode Island Health & Educational Building Corporation, 1.90%, Catholic School Project, Series 05A, 09/03/08, LOC: Citizens Bank (c)	7,995	7,995,000
Rhode Island Health & Educational Building Corporation, 1.90%, Catholic School Project, Series 06, 09/03/08, LOC: Citizens Bank (c)	16,590	16,590,000
Rhode Island Health & Educational Building Corporation, 1.90%, Child & Family Services of Newport Project, Series 06, 09/03/08, LOC: Citizens Bank (c)	11,000	11,000,000
Rhode Island Health & Educational Building Corporation, 1.90%, Highlander Charter School Project, Series 07, 09/03/08, LOC: Citizens Bank (c)	6,550	6,550,000
Rhode Island Health & Educational Building Corporation, 1.90%, LaSalle Academy Project, Series 03, 09/03/08, LOC: Citizens Bank (c)	3,950	3,950,000
Rhode Island Health & Educational Building Corporation, 1.90%, Meeting Street Center Project, Series 06, 09/03/08, LOC: Citizens Bank (c)	10,640	10,640,000

Notes, bonds & variable rate demand notes 93.1%9 (a) (b)	Principal amount (in thousands)	Value

Rhode Island Health & Educational Building Corporation, 1.90%, Paul Cuffee School Project, Series 02, 09/03/08, LOC: Citizens Bank (c)	$2,590	$2,590,000
Rhode Island Health & Educational Building Corporation, 1.90%, Thundermist Health Center Project, Series 04, 09/03/08, LOC: Bank of America, N.A. (c)	3,235	3,235,000

South Carolina 0.2%
South Carolina Jobs, Economic Development Authority, 1.88%, YMCA of Greenville Project, Series 07, 09/04/08, LOC: Wachovia Bank, N.A. (c)	1,652	1,652,000
South Carolina Jobs, Economic Development Authority, 1.90%, Community YMCA Rock Hill Project, Series 04, 09/04/08, LOC: Bank of America, N.A. (c)	1,535	1,535,000

Tennessee 1.7%
Chattanooga Health Educational & Housing Facility Board, 1.90%, Southern Adventist University Project, Series 03, 09/04/08, LOC: Bank of America, N.A. (c)	1,215	1,215,000
Clarksville Public Building Authority, 1.85%, City of Murfreesboro Project, Series 08, 09/04/08, LOC: SunTrust Bank (c)	5,340	5,340,000
Knox County Industrial Development Board, 1.89%, Cherokee Health Systems Project, Series 06, 09/04/08, LOC: Regions Bank (c)	7,000	7,000,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 1.84%, Belmont University Project, Series 02, 09/03/08, LOC: SunTrust Bank (c)	2,015	2,015,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 1.85%, Ensworth School Project, Series 02, 09/03/08, LOC: SunTrust Bank (c)	6,340	6,340,000
Metropolitan Government Nashville & Davidson County Industrial Development Board, 1.85%, Father Ryan High School Project, Series 02, 09/03/08, LOC: SunTrust Bank (c)	2,760	2,760,000
Metropolitan Government Nashville & Davidson County Industrial Development Board, 1.85%, Lipscomb University Project, Series 06, 09/03/08, LOC: SunTrust Bank (c)	2,000	2,000,000
Williamson County Industrial Development Board, 1.85%, Brentwood Academy Project, Series 05, 09/03/08, LOC: SunTrust Bank (c)	5,400	5,400,000

Texas 1.9%
Carrollton, Farmers Branch Independent School District, 4.00%, PSF, Series 08, 02/15/09	5,055	5,099,176
College Station Independent School District, 5.00%, PSF, Series 02, 02/15/09	2,000	2,025,979
Houston Independent School District, GO, 5.00%, Schoolhouse Project, PSF, Series 03, 02/15/09	7,750	7,854,218
Kendall County Health Facility Development Corporation, 1.86%, Morningside Ministries Project, Series 08A, 09/04/08, LOC: Allied Irish Banks (c)	5,900	5,900,000
San Antonio, 5.25%, Texas Electric and Gas Systems Project, Series 01, 02/01/09	7,000	7,099,585
Splendora Higher Education Facilities Corporation, 1.90%, Fellowship Christian Project, Series 01, 09/04/08, LOC: Bank of America, N.A. (c)	1,040	1,040,000
Spring Branch Independent School District, GO, 5.00%, PSF, 02/01/09	6,300	6,372,308

The accompanying notes are an integral part of the financial statements.	7

Statement of Net Assets

MUNICIPAL MONEY MARKET FUND	08.31.2008

Notes, bonds & variable rate demand notes 93.1% (a) (b)	Principal amount (in thousands)	Value

Virgina 1.6%
Alexandria Industrial Development Authority, 1.92%, National Society of Engineers Project, Series 05, 09/04/08, LOC: Bank of America, N.A. (c)	$2,825	$2,825,000
Harrisonburg Industrial Development Authority, 1.75%, Rockingham Memorial Hospital Project, Series 05, 09/03/08, LOC: SunTrust Bank (c)	2,095	2,095,000
James City County Economic Development Authority, 1.90%, United Methodist Homes, Series 07C, 09/04/08, LOC: Lasalle Bank, N.A. (c)	8,600	8,600,000
Virginia Commonwealth Transportation Board, 5.50%, Federal Highway Reimbursement Anticipation Notes, Series 00, 10/01/08	5,000	5,014,833
Virginia Public School Authority, 4.00%, Series 08, 04/15/09	10,935	11,072,881

Washington 2.6%
King County, 1.75%, Series 01A, 09/03/08, LOC: Landesbank Hessen-Thueringen (c)	2,100	2,100,000
Washington Economic Development Finance Authority, 1.82%, Seadrunar Project, Series 00E, 09/04/08, LOC: U.S. Bank, N.A. (c)	2,115	2,115,000
Washington Health Care Facilities Authority, 1.80%, PeaceHealth Project, Series 08B, 09/04/08, LOC: Wells Fargo Bank (c)	7,000	7,000,000
Washington Higher Education Facilities Authority, 1.90%, Bastyr University Project, Series 05, 09/04/08, LOC: Bank of America, N.A. (c)	7,400	7,400,000
Washington Housing Finance Commission, 1.82%, Villa Academy Project, Series 07, 09/04/08, LOC: U.S. Bank, N.A. (c)	7,170	7,170,000
Washington Housing Finance Commission, 1.82%, YMCA of Greater Seattle Project, Series 07, 09/04/08, LOC: Bank of America, N.A. (c)	3,000	3,000,000
Washington Housing Finance Commission, 1.84%, Eastside Catholic School Project, Series 07B, 09/04/08, LOC: KeyBank, N.A. (c)	12,600	12,600,000
Washington Housing Finance Commission, 1.93%, Forest Ridge School of the Sacred Heart Project, Series 05A, 09/04/08, LOC: KeyBank, N.A. (c)	6,230	6,230,000
Washington Housing Finance Commission, 2.41%, Rockwood Retirement Community Project, Series 02, 09/02/08, LOC: Wells Fargo Bank (c)	1,825	1,825,000

West Virginia 1.0%
West Virginia Hospital Finance Authority, 1.60%, Charleston Area Medical Center Project, Series 08A, 09/03/08, LOC: Branch Banking & Trust (c)	8,500	8,500,000
West Virginia Hospital Finance Authority, 1.90%, Pallottine Health Services Project, Series 06, 09/04/08, LOC: Fifth Third Bank (c)	9,500	9,500,000

Wisconsin 1.5%
Wisconsin Center District, 1.85%, Series 01A, 09/03/08, LOC: U.S. Bank N.A. (c)	10,100	10,100,000
Wisconsin, GO, 4.00%, Series 08A, 05/01/09	5,795	5,880,291
Wisconsin Health & Educational Facilities Authority, 1.79%, Gundersen Lutheran Medical Center Project, Series 08B, 09/04/08, LOC: Wells Fargo Bank (c)	5,000	5,000,000

Notes, bonds & variable rate demand notes 93.1% (a) (b)	Principal amount (in thousands)	Value

Wisconsin Health & Educational Facilities Authority, 1.88%, Aurora Health Care Inc. Project, Series 99C, 09/03/08, LOC: KBC Bank (c)	$4,375	$4,375,000
Wisconsin Health & Educational Facilities Authority, 1.88%, Upland Hills Health Project, Series C, 09/03/08, LOC: Allied Irish Banks (c)	3,000	3,000,000

Wyoming 1.1%
Sweetwater County, 1.81%, Memorial Hospital Project, Series 06B, 09/03/08, LOC: Key Bank, N.A. (c)	19,850	19,850,000
Total notes, bonds & variable rate demand notes (cost $1,737,095,317)		1,737,095,317

Tax exempt commercial paper 6.8% (a)

Arizona 0.7%
Phoenix Civic Import Corporation, 1.57%, Series 07B, 12/04/08, LOC: Dexia	8,500	8,500,000
Phoenix Civic Import Corporation, 1.58%, Series 07A, 12/04/08, LOC: Dexia	5,000	5,000,000

Colorado 0.8%
Transportation Regulations, 2.00%, 09/12/08, LOC: Westdeutsche Landesbank	15,200	15,200,000

Florida 0.5%
Sunshine State Governmental Financing Commission, 1.50%, Series L, 09/11/08, LOC: Dexia	10,000	10,000,000

Kentucky 1.1%
Pendleton County, GO, 1.87%, 09/05/08, LOC: J.P. Morgan Chase Bank	20,000	20,000,000

Massachusetts 0.3%
Massachusetts Development Finance Agency, 1.40%, 09/05/08, LOC: J.P. Morgan Chase Bank	4,963	4,963,000

Michigan 0.6%
Michigan Building Authority, 1.60%, Series 5, 11/06/08, LOC: Bank of New York and State Street Bank & Trust Co.	11,700	11,700,000

Nevada 0.5%
Clark County, 1.50%, 11/13/08, LOC: BNP Paribas	10,000	10,000,000

Texas 1.8%
San Antonio, 1.58%, Texas Electric and Gas Systems Project, Series A, 09/10/08	10,000	10,000,000
Texas Public Finance Authority, 1.45%, Series 03, 09/11/08	3,000	3,000,000
Texas Public Finance Authority, 1.90%, Series 03, 10/15/08	6,000	6,000,000
University of Texas Board of Regents, 1.30%, Series A, 09/05/08	2,544	2,544,000
University of Texas Board of Regents, 1.50%, Series A, 09/11/08	8,000	8,000,000
University of Texas Board of Regents, 1.60%, Series A, 09/08/08	3,600	3,600,000

8	The accompanying notes are an integral part of the financial statements.

Statement of Net Assets

MUNICIPAL MONEY MARKET FUND	08.31.2008

Tax exempt commercial paper 6.8% (a)	Principal amount (in thousands)	Value

Washington 0.5%
Port of Seattle, 1.50%, Subordinate Lien Revenue Notes, Series A-2, 10/08/08, LOC: Bayerische Landesbank	$3,745	$3,745,000
Port of Tacoma, 1.60%, Subordinate Lien Revenue Notes, Series 02A, 09/09/08, LOC: Bank of America, N.A.	5,385	5,385,000
Total tax exempt commercial paper (cost $127,637,000)		127,637,000

Total investment portfolio (cost $1,864,732,317) (d), 99.9% (a)		1,864,732,317

Other assets and liabilities net, 0.01% (a)		1,828,761

Net assets
(net asset value, offering and redemption price of $1.00 per share; 1,866,618,546 shares outstanding), consisting of paid-in capital net of accumulated net realized loss of $3,262, 100.0%		$1,866,561,078

Footnotes

(a) Percentages indicated are based on net assets. (b) Earlier of the maturity date or the put date. (c) Floating rate notes are securities that generally are payable on demand within seven calendar days. Put bonds are securities that can be put back to the issuer or remarketer either at the option of the holder, at a specified date, or within a specified time period known at the time of purchase. For these securities, the demand period and the remaining period to put date, respectively, are used when calculating the weighted average maturity of the portfolio. (d) The aggregate identified cost for federal income tax purposes is the same.

BPA—Bond Purchase Agreement

FGIC—Financial Guaranty Insurance Company

FSA—Financial Security Assurance Holdings Ltd

GO—General Obligation

IDRB—Industrial Development Revenue Bond

LOC—Credit enhancement provided by letter of credit issued by noted institution

MFHRB—Multi-Family Housing Revenue Bond

PSF—Permanent School Fund

Investment Portfolio Composition (1)
08.31.2008

Type of investment	Percent of net assets
1-day variable rate demand notes	7.7%
7-day variable rate demand notes	80.2%
Fixed rate notes	5.2%
Tax exempt commercial paper	6.8%

(1) See the Fund’s prospectus for a description of the principal types of securities in which the Fund invests.

The accompanying notes are an integral part of the financial statements.	9

Financial Statements

MUNICIPAL MONEY MARKET FUND

Statement of Operations	9/1/07 to 8/31/08

Investment income
Interest	$39,812,575

Expenses
Investment advisory fee	7,046,491
Distribution fees	2,408,059
Shareholder servicing fees	380,157
State qualification expenses	123,217
Fund accounting fee	105,149
Custodian fee	81,821
Professional fees	77,862
Trustees and officers compensation	38,027
Reports to shareholders	24,761
Other	40,123

Total expenses before expense offsets	10,325,667

Expense offsets	(50,737)

Total expenses after expense offsets	10,274,930

Net investment income from operations	29,537,645

Net realized gain (loss) on investments	(3,262)

Net increase in net assets resulting from operations	$29,534,383

Statements of Changes in Net Assets	9/1/07 to 8/31/08	9/1/06 to 8/31/07

Net assets, beginning of period	$1,281,060,319	$1,207,430,358

Increase (decrease) in net assets from operations
Net investment income from operations	29,537,645	37,382,183
Net realized gain (loss) on investments	(3,262)	—

Net increase in net assets resulting from operations	29,534,383	37,382,183
Distributions to shareholders from net investment income ($0.02 and $0.03 per share)	(29,537,645)	(37,382,183)

Capital share transactions	585,504,021	73,629,961

Increase (decrease) in net assets	585,500,759	73,629,961

Net assets, end of period	$1,866,561,078	$1,281,060,319

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	For the fiscal years ended August 31
	2008	2007	2006	2005	2004
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income (a)	0.019	0.030	0.026	0.014	0.004
Less distributions
Dividends from net investment income (a)	(0.019)	(0.030)	(0.026)	(0.014)	(0.004)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)	1.95	3.05	2.58	1.40	0.39

Ratios to average daily net assets (%)
Operating expenses	0.64	0.66	0.68	0.69	0.68
Net income	1.84	3.01	2.57	1.40	0.40

Net assets, end of period ($ millions)	1,867	1,281	1,207	1,054	1,008

(a) May include net realized gains and losses that are less than $.001 per share.

10	The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

MUNICIPAL MONEY MARKET FUND	08.31.2008

NOTE 1  I  Organization and investment objective Heritage Cash Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Municipal Money Market Fund (the “Fund”) and the Money Market Fund. The Fund seeks to achieve maximum current income exempt from federal income tax consistent with stability of principal.

NOTE 2  I  Significant accounting policies

Use of estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities The amortized cost method of security valuation is used by the Fund (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost as of the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity. Amortized cost approximates market value.

Revenue recognition Investment security transactions are accounted for on a trade date basis. Interest income is recorded on an accrual basis.

Expenses The Fund is charged for those expenses which are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees. The Fund has entered into an arrangement with the custodian whereby the Fund receives credits on uninvested cash balances which are used to offset a portion of the Fund’s expenses. These custodian credits are shown as “Expense offsets” in the Statement of Operations.

Distribution of income and gains Distributions of net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to the Fund is expected to be remote.

NOTE 3  I  Capital share transactions At August 31, 2008, there were an unlimited number of shares of beneficial interest of no par value authorized. Capital share transactions in the Fund during the fiscal years ended August 31, 2008 and August 31, 2007, at a net asset value of $1.00 per share, were as follows:

Shares and dollars	9/1/07 to 8/31/08	9/1/06 to 8/31/07
Sold	6,988,005,346	5,809,360,950
Reinvestment of distributions	29,236,959	37,729,357
Redeemed	(6,431,738,284)	(5,773,460,346)
Net increase	585,504,021	73,629,961

NOTE 4  I  Investment advisory fees and other transactions with affiliates The Trust has an Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the “Manager” or “Heritage”), a wholly owned subsidiary of Raymond James Financial, Inc. (“RJF”). Under this agreement, the Fund agreed to pay to the Manager an annual fee as a percentage of the Fund’s average daily net assets, computed daily based on the schedule below and payable monthly. The amount payable to the Manager as of August 31, 2008, was $680,747.

Fund’s average daily net assets	Investment advisory fee rate
First $250 million	0.500%
$250 million to $500 million	0.475%
$500 million to $750 million	0.450%
$500 million to $750 million	0.425%
Greater than $1 billion	0.400%
Effective 11/1/08
$1 billion to $2.5 billion	0.400%
$2.5 billion to $5 billion	0.375%
$5 billion to $7.5 billion	0.360%
$7.5 billion to $10 billion	0.350%
Greater than $10 billion	0.340%

Expense limitation The Manager has contractually agreed, for the fiscal year ending August 31, 2008, to waive its fees and/or reimburse expenses to the extent that the annual operating expense rate exceed 0.74% of its average daily net assets.

11

Notes to Financial Statements

MUNICIPAL MONEY MARKET FUND	08.31.2008

This expense limitation excludes interest, taxes, brokerage commissions, extraordinary expenses and includes offset expense arrangements with the Fund’s custodian. The agreement allows the Manager the right to recover, from the Fund, any fees waived and/or reimbursed if the total annual operating expenses are less than the expense limitation then in effect. The fees can be recovered within the two fiscal years following the year for which the fees were waived and/or reimbursed. No fees were waived, no expenses were reimbursed, and no fees were recovered for the fiscal year ended August 31, 2008.

Subadvisory fees The Manager entered into a subadvisory agreement with an unaffiliated party to provide investment advice, portfolio management services (including placement of brokerage orders) and certain compliance and other services.

Distribution fees Pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended, the Fund is authorized to pay Heritage Fund Distributors, Inc. (the “Distributor” or “HFD”), a wholly owned subsidiary of Heritage, a fee of 0.15% of the average daily net assets. Such fee is accrued daily and payable monthly. The amount payable by the Fund to the Distributor as of August 31, 2008, was $235,428.

Fund accounting fees The Manager is the Fund Accountant for the Fund. For providing fund accounting services, the Manager receives payment from the Fund at a fixed base fee plus any out-of-pocket expenses. The amount payable by the Fund to the Manager as of August 31, 2008, was $9,100.

Shareholder servicing fees The Manager is the Shareholder Servicing Agent for the Fund. For providing shareholder services, the Manager receives payment from the Fund at a fixed fee per shareholder account plus any out-of-pocket expenses. The amount payable by the Fund to the Manager as of August 31, 2008, was $33,079.

Trustees and officers compensation Trustees of the Trust may also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust and/or Heritage Series Trust, which are investment companies that are also advised by the Manager of the Trust (collectively referred to as the “Heritage Mutual Funds”). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager receives an annual retainer along with meeting fees for those Heritage Mutual Funds’ regular or special meetings attended in person and 25% of such fees are received for telephonic meetings. All reasonable out-of-pocket expenses are also reimbursed. Except when directly attributable to a fund, Trustees’ fees and expenses are allocated on a pro rata basis among each portfolio in the Heritage Mutual Funds. The pro rata allocation is for each Fund for which the Trustee is elected to serve. Certain Officers of the Heritage Mutual Funds may also be Officers and/or Directors of Heritage. Such Officers receive no compensation from the Heritage Mutual Funds except for the Heritage Mutual Funds’ Chief Compliance Officer. A portion of the Chief Compliance Officer’s total compensation is paid equally by each portfolio in the Heritage Mutual Funds. As of August 31, 2008, the amount of Trustees and Officers compensation payable by the Fund was $8,467.

NOTE 5  I  Federal income taxes The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

The Fund adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes,” which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Manager has evaluated the Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

The timing and character of certain income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) from investment transactions for a reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise. Results of operations and net assets are not affected by these reclassifications. From November 1, 2007 to August 31, 2008, the Fund incurred $3,262 of net realized capital losses (post October losses) which will be deferred and treated as arising on September 1, 2008 in accordance with regulations under the Internal Revenue Code. All dividends paid by the Fund from net

12

Notes to Financial Statements

MUNICIPAL MONEY MARKET FUND	08.31.2008

investment income are exempt from federal income tax; however, a portion of the dividends paid may be subject to the alternative minimum tax.

NOTE 6  I  New accounting pronouncements In September 2006, FASB issued its new Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. The Manager is evaluating the application of FAS 157 to the Fund, and is not in a position at this time to estimate the significance of its impact on the Fund’s financial statements.

In March 2008, FASB issued its new Standard No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position, financial performance, and cash flows. FAS 161 is effective for financial statements issued for the fiscal years beginning after November 15, 2008. The Manager is evaluating the application of FAS 161 to the Fund, and is not in a position at this time to estimate the significance of its impact on the Fund’s financial statements.

NOTE 7  I  Subsequent events On October 2, 2008, the Board approved the Fund’s participation in the U.S. Treasury Department’s Temporary Money Market Fund Guarantee

Program (the “Program”). The Board, including a majority of independent Trustees, determined that participation in the Program at this time is in the best interest of the Fund’s shareholders. Under the Program, the Treasury will guarantee to investors in participating money market funds that they will receive payments with a total value of $1.00 for each money market fund share held as of the close of business on September 19, 2008, if the fund’s net asset value per share falls below $0.995 (“Guarantee Event”). Recovery under the Program requires a participating fund to liquidate if there is a Guarantee Event and such Guarantee Event is not cured. For shares covered by the guarantee, any difference between the amount received by a shareholder (in cash or through in-kind distributions) in connection with the liquidation and $1.00 per share will be covered under the Program. Guarantee payments under the Program will not exceed the amount available within the Treasury’s Exchange Stabilization Fund (“ESF”) on the date of payment. Currently, ESF assets are approximately $50 billion. The Program applies only to shareholders of record on September 19, 2008. Fund shares acquired after September 19, 2008 are not guaranteed under the Program. The number of shares of each record holder covered by the Program will be the lesser of the number of shares owned by the record holder on (a) September 19, 2008, or (b) the date of a Guarantee Event. The Program remains in effect until December 18, 2008, unless it is extended by Treasury. There is no assurance that the Program will be extended or that the Fund will be able to continue to participate in the Program if it is extended. In order to participate in the Program through the initial term of December 18, 2008, the Fund must pay an amount equal to 0.01% of the net asset value of the Fund as of September 19, 2008. Participation in any extension of the Program will require payment of an additional fee. The Fund is responsible for payment of fees required to participate in the Program and will not be subject to any expense limitation or reimbursement agreement.

13

Report of Independent Registered Certified Public Accounting Firm

To the Board of Trustees and

Shareholders of Heritage Cash Trust—Municipal Money Market Fund:

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Heritage Cash Trust—Municipal Money Market Fund (one of the portfolios constituting the Heritage Cash Trust, hereafter referred to as the “Fund”) at August 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian, provide a reasonable basis for our opinion.

October 15, 2008

14

Understanding Your Ongoing Costs

MUNICIPAL MONEY MARKET FUND	UNAUDITED	08.31.2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases or contingent deferred sales charges and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other fund expenses. The following sections are intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect one-time transaction expenses, such as sales charges. Therefore, if these transactional costs were included, your costs would have been higher. For more information, see the Fund’s prospectus or contact your financial advisor.

Actual expenses The following table shows the actual expenses you would have paid on a $1,000 investment in the Heritage Cash Trust—Municipal Money Market Fund on March 1, 2008, and held through August 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns after ongoing expenses. This table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Actual	Beginning account value March 1, 2008	Ending account value August 31, 2008	Expenses paid during period (a)
Municipal Money Market Fund	$1,000.00	$1,006.59	$3.20

Hypothetical example for comparison purposes All mutual funds now follow guidelines to assist shareholders in comparing expenses between different funds. Per these guidelines, the following table shows your Fund’s expenses based on a $1,000 investment and assuming for the period a hypothetical 5% annualized rate of return before ongoing expenses, which is not the Fund’s actual return. Please note that you should not use this information to estimate your actual ending account balance and expenses paid during the period. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the Fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison.

Hypothetical (5% return before expenses)	Beginning account value March 1, 2008	Ending account value August 31, 2008	Expenses paid during period (a)
Municipal Money Market Fund	$1,000.00	$1,021.94	$3.23

(a) Expenses are calculated using the Fund’s annualized expense ratio of 0.64% multiplied by the average account value for the period, then multiplying the result by the actual number of days in the period (184), and then dividing that result by the actual number of days in the fiscal year (366).

Tax Information

UNAUDITED

Of the dividends paid from net investment income for the fiscal year ended August 31, 2008, 100% were exempt interest dividends that are tax exempt for federal income tax purposes, and a portion were exempt interest dividends that may be subject to the federal alternative minimum tax. Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax return.

15

Trustees and Officers

Name, age and position(s) held with fund	Term of office and length of time served (a)	Principal occupation during the past 5 years	Number of funds in fund complex overseen by trustee	Directorships of public companies held by trustee

Interested Trustee (b)

Richard K. Riess (59) Chairman of the Board and Trustee	Chairman since 2007 (Trustee since inception in 1985)	Executive Vice President and Managing Director —Asset Management Group of RJF since 1998; Chief Executive Officer of Eagle since 1996; Chief Executive Officer of Heritage since 2000.	10	None

Independent Trustees

James L. Pappas (65) Lead Independent Trustee	Since 2003 (Trustee since 1989)	Lykes Professor of Banking and Finance, University of South Florida 1986-2006; President, Graduate School of Banking, University of Wisconsin 1995-2005.	10	None

C. Andrew Graham (68) Trustee	Since inception in 1985	First Financial Advisors, Ltd. & Graham Financial Partners, LLC (financial planning, insurance and investment services) since 1999.	10	None

Keith B. Jarrett (60) Trustee	Since 2005	Founder, Rockport Funding, LLC (private equity), and Ajax Partners (investment partnership) since 2003; Director, Bankserv, Inc. since 2003; Director, Pertrac Strategic Financial Solutions since 2005; Director, Medfusion, Inc. since 2007; Visiting Professor, University of North Carolina since 2008.	10	None

Lincoln Kinnicutt (64) Trustee	Since 2006	Retired since 2002.	9	None

William J. Meurer (64) Trustee	Since 2003	Private Financial Consultant since 2000.	10	Sykes Enterprises, Inc. (inbound call systems)

Deborah L. Talbot, PhD (57) Trustee	Since 2002	Independent Consultant and Researcher; Founder and Chairman of the Board, Creative Tampa Bay (promotes, markets, and offers networking for the Tampa Bay community) since 2003; Deans’ Advisory Board, College of Arts and Sciences, University of Memphis since 2002.	10	None

Officers (c)

Stephen G. Hill (49) President	Since 2005	President of Heritage since 2005; Director of Heritage and HFD since 1994 and 2006, respectively; President and Chief Operating Officer of Eagle since 2000; President and Chief Executive Officer of Eagle Boston Investment Management, Inc. (“EBIM”) since 2004.	N/A	N/A

Mathew J. Calabro (41) Senior Vice President and Principal Executive Officer	Since 2007	Senior Vice President of Heritage and HFD since 2005 and 2007, respectively; Chief Compliance Officer of Heritage 2005-2007; Vice President of Heritage 1996-2005.	N/A	N/A

16

Trustees and Officers

Name, age and position(s) held with fund	Term of office and length of time served (a)	Principal occupation during the past 5 years	Number of funds in fund complex overseen by trustee	Directorships of public companies held by trustee

Officers (cont’d) (c)

Susan L. Walzer (41) Chief Compliance Officer	Since 2007	Assistant Secretary for Heritage and HFD since 2008; Chief Compliance Officer of Heritage since 2007; Director of Compliance for Heritage 2005-2007; Associate Corporate Counsel for RJF 2003-2005.	N/A	N/A

Andrea N. Mullins (41) Treasurer and Secretary, Principal Financial Officer	Since 2003 (Secretary, Principal Financial Officer since 2004)	Treasurer and Vice President—Finance of Heritage since 2003; Assistant Treasurer of HFD since 2007.	N/A	N/A

H. Peter Wallace (61) Senior Vice President	Since 1993	Senior Vice President and Director—Fixed Income Investments of Heritage since 1993.	N/A	N/A

Trustee and Officer information is current as of September 30, 2008. The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request, by calling 800.421.4184. The address of each Trustee and Officer is 880 Carillon Parkway, St. Petersburg, FL 33716.

(a) Trustees serve for the lifetime of the Trust or until they are removed, resign or retire. The Board has adopted a Board Governance Policy that requires Independent Trustees to retire no later than the end of the meeting which occurs immediately after his or her 72nd birthday. (b) Mr. Riess is an “interested” person of the Trust as that term is defined by the Investment Company Act of 1940. Mr. Riess is affiliated with Heritage, HFD, Eagle and RJF. (c) Officers are elected annually for one year terms.

17

Renewal of Investment Advisory Agreement

MUNICIPAL MONEY MARKET FUND

Overview At a meeting held on August 13, 2008, the Board, including the independent Trustees (together, the “Board”), approved the renewal of the Fund’s investment advisory and administration agreement (the “Agreement”) with Heritage Asset Management, Inc. (“Heritage”) and the subadvisory agreement for the Fund with AllianceBernstein, L.P. (“Subadviser”) (together, the “Agreements”). At this time, the Board also approved the transfer of the Agreement effective on November 1, 2008, from Heritage to its affiliate, Eagle Asset Management, Inc. (“Eagle”), to reflect a corporate reorganization of Heritage (the “Reorganization”). Upon the Reorganization, Eagle would serve as the Fund’s manager.

In reaching these decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared in connection with the annual renewal process. The Board, acting directly or through its committees, has been provided with information and reports relevant to the annual renewal of the Agreements, including: reports regarding the services and support provided to the Fund and its shareholders by Heritage and Subadviser; information on the Fund’s performance and commentary on the reasons for the performance; presentations by Fund portfolio managers addressing, as applicable, Heritage’s and the Subadviser’s investment philosophy, investment strategy, personnel and operations; compliance and audit reports concerning the Fund, Heritage and the Subadviser including responses to issues raised therein; and information on relevant developments in the mutual fund industry and how the Heritage Funds and/or Heritage are responding to them.

As part of the renewal process, the Board, with the assistance of independent legal counsel, requested and received additional reports containing substantial and detailed information about the Fund, Heritage, Eagle and the Subadviser. Among other matters, these reports included information on: (1) the nature and extent of the advisory and other services provided by Heritage and the Subadviser, and to be provided by Eagle; (2) the personnel of Heritage and the Subadviser; (3) the financial condition of Heritage and the Subadviser; (4) the compliance programs and records of Heritage and the Subadviser; (5) the performance of the Fund as compared to its peer group and an appropriate benchmark; (6) the Fund’s expenses, including the advisory fee, the overall expense structure of the Fund, both in absolute terms and relative to peer funds, and any applicable contractual expense limitations; (7) the anticipated effect of growth and size on the Fund’s performance and expenses, where applicable;

(8) benefits to be realized by Heritage, Eagle, the Subadviser and their respective affiliates; (9) the estimated profitability of Heritage and the Subadviser under the Agreements, when available; and (10) information related to the Reorganization, including its impact on fund expenses and key services provided to the Fund. The Board posed questions to various management personnel of Heritage and Eagle regarding certain key aspects of the materials submitted in support of the renewal.

With respect to the renewal of the Agreements, the Board considered those factors it believed relevant, including: (1) the nature, extent and quality of services provided to the Fund; (2) the investment performance of the Fund; (3) the costs of the services provided to the Fund and the profits realized or to be realized by Heritage, the Subadviser and their respective affiliates from their relationship with the Fund; (4) the extent to which economies of scale have been realized as the Fund grows; (5) whether the level of fees reflects those economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by Heritage and the Subadviser with other clients (such as pension funds and other institutional investors); and (7) any other benefits derived or anticipated to be derived by Heritage or the Subadviser from its relationship with the Fund.

Provided below is an overview of the factors the Board considered at its August meeting. The Board did not identify any particular information that was most relevant to its consideration to approve the Agreements and each Trustee may have afforded different weight to the various factors.

Nature, extent and quality of services The Board considered that Heritage and the Subadviser are experienced in serving as investment advisers for the Fund. The Board noted that Heritage oversees and monitors the performance and services provided by the Subadviser and is responsible for the selection of Fund subadvisers. In addition, Heritage is responsible for oversight of compliance with Fund policies and objectives, review of brokerage matters, oversight of Fund compliance with applicable law, and implementation of Board directives as they relate to the Fund. The Board also considered that Heritage provides administration, transfer agent and fund accounting services to the Fund under separate agreements. The Board noted Heritage’s representations that Eagle will provide to the Fund the same level and quality of services as Heritage and intends to retain after the Reorganization all of Heritage’s executive offices, resources and management personnel. Finally, the Board noted that shareholders in the Fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to

18

Renewal of Investment Advisory Agreement

MUNICIPAL MONEY MARKET FUND

Heritage, and that the Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Fund in its prospectus and other public disclosures, have chosen to invest in the Fund, managed by Heritage.

With respect to the Subadviser, the Board noted that the Subadviser is responsible for making investment decisions on behalf of the Fund and placing all orders for the purchase and sale of investments for the Fund with brokers or dealers. The Board considered the industry experience of the Subadviser’s portfolio management team and Heritage’s recommendation to continue to retain the Subadviser. The Board also considered information regarding the: (1) background and experience of the Heritage and Subadviser personnel who provide services to the Fund; (2) material compliance matters, if any, and certifications as to the adequacy of the compliance programs of Heritage and the Subadviser; and (3) financial information regarding Heritage and the Subadviser as provided.

Investment performance The Board considered comparisons of the Fund’s Class A performance, including its one-year total return and 30-day yield, for the periods ended June 30, 2008 unless otherwise noted. In this regard, the Board noted that: (1) the Fund is managed conservatively to maintain a AAAm rating from Standard & Poor’s; (2) the Fund underperformed its peer group average for the 30 day period ended July 1, 2008; (3) the Fund underperformed its peer group average for the one-year period; (4) the total return was higher for all relevant periods compared to a comparable account of the Subadviser but lower for the one-year period compared to another Subadviser account; and (5) Heritage’s explanation that the Fund has adopted conservative internal guidelines regarding average maturity, credit quality and the use of derivative securities such as tender option bonds, which may reduce total return performance.

Fees and expenses The Board considered the management fee payable to Heritage by the Fund under the Agreement, its total expense ratio and its Rule 12b-1 fees. The Board also considered comparisons of the Fund’s expense ratio (with and without Rule 12b-1 fees) to the average expense ratio of its peer group based on data ended June 30, 2008. In this regard, the Board noted that the Fund’s expense ratio was higher than the average of those peer group funds having similar asset levels. The Board noted that the management fee payable to Heritage is a combined fee for both investment advisory and administration services, making it difficult to compare such combined fee with advisory fees for other similar funds, as comparative funds frequently report lower advisory fees but higher levels of other expenses to arrive at nearly identical total expenses. The Board also noted that Eagle does not intend to propose any changes to the existing fees, expense ratio structure or expense cap arrangements of the Fund as a result of the Reorganization.

With respect to the subadvisory agreement, the Board considered the Subadviser’s representation that the fees it charges are competitive with comparable subadvisory fees for managing money market assets and that it does not manage other similar funds.

Costs, profitability and economies of scale The Board evaluated Heritage’s costs and profitability in providing services to the Fund. The Board noted that Heritage’s profits on the services it provided to the Fund are reasonable in light of Heritage’s costs in providing services to the Fund and that Heritage manages the Fund’s assets and provides a comprehensive compliance program for the Fund.

The Board considered that the Fund’s management fee structure provides for breakpoints, which is a reduction of the applicable fee rate as assets increase. The Board noted that Heritage has proposed additional breakpoints to its fee schedule above its current asset levels. The Board considered that the Fund may benefit from economies of scale, and shareholders may realize such economies of scale, through (1) reduced advisory and administration fees achieved when a Fund’s asset size reaches breakpoints in Heritage’s fee schedule; (2) increased services to the Fund; (3) the waivers and/or reimbursements Heritage provides as a result of the contractual expense limitations on the Fund’s total operating expenses; (4) allocation of fixed fund expenses over a large asset size; or (5) reduced transaction costs due to the Subadviser’s position in the marketplace.

The Board also noted that the Subadviser’s profit margin was reasonable considering the costs of providing services to the Fund and its responsibility for the day-to-day management of the Fund’s portfolio.

Benefits In evaluating Heritage’s and the Subadviser’s compensation, the Board considered other benefits that may be realized by Heritage and the Subadviser and their affiliates from their relationship with the Fund. In this connection, the Board noted, among other things, that Heritage also serves as the transfer agent and fund accountant for the Fund, and receives compensation for acting in these capacities, and is responsible

19

Renewal of Investment Advisory Agreement

MUNICIPAL MONEY MARKET FUND

for, among other things, coordinating the Fund’s audits, financial statements and tax returns and managing expenses and budgeting for the Funds. The Board also noted that Heritage has entered into revenue sharing and services agreements with its affiliates for promotion and/or shareholder services. The Subadviser represented that it does not receive any other benefits other than its compensation. The Board considered that the Reorganization will result in distribution and marketing efficiencies that can be gained by Heritage and Eagle operating under a single name.

The Board also recognized that Heritage Fund Distributors, Inc. (“HFD”), a subsidiary of Heritage, serves as the principal underwriter and distributor for the Fund, and as such, receives Rule 12b-1 payments from the Fund to compensate it for providing services and distribution activities. These activities could lead to growth in the Fund’s assets and the corresponding benefits of that growth, including economies of scale and greater diversification. In addition, other affiliates of Heritage have entered into agreements with HFD to sell fund shares and receive compensation from HFD. Also, the Board considered the benefits to the Fund due to cash sweep arrangements with one of Heritage’s affiliates. The Board noted that, as a result of the Reorganization, HFD will change its name to Eagle Fund Distributors, Inc. and be re-organized as a wholly-owned subsidiary of Eagle.

Conclusions Based on these considerations, the Board concluded with respect to the Fund that: (1) the Fund was reasonably likely to benefit from the nature, quality and extent of Heritage’s and the Subadviser’s services; (2) the Fund’s performance was satisfactory in light of all the factors considered by the Board; (3) Heritage’s fees payable under the Agreement and profits were reasonable in the context of all the factors considered by the Board; (4) the Subadviser’s fee rate was reasonable in the context of all the factors considered by the Board; and (5) the current advisory fee structure provides Fund shareholders with reasonable benefits associated with economies of scale. Based on these conclusions and other factors, the Board determined in its business judgment to renew the Agreements, including changes to the Heritage Agreement that will become effective November 1, 2008, to reflect the transfer of the Fund’s advisory and administration services to Eagle.

20

eagleasset.com

727.567.8143  I  800.421.4184

Heritage Fund Distributors, Inc.

Member FINRA

Not FDIC Insured  t  May Lose Value  t  No Bank Guarantee

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please consider the investment objectives, risks, charges, and expenses of any fund carefully before investing. Contact Heritage at 800.421.4184 or your financial advisor for a prospectus, which contains this and other important information about the Funds. Read the prospectus carefully before you invest or send money.

This report is for the information of shareholders of Heritage Cash Trust. If you wish to review additional information on the portfolio holdings of a fund, a complete schedule has been filed with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fund’s fiscal year end on Form N-Q. These filings are available on the Commission’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330. A description of each fund’s proxy voting policies, procedures and information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008, is available without charge, upon request, by calling the Eagle Family of Funds, toll-free at the number above, by accessing our website at eagleasset.com or by accessing the Commission’s website at www.sec.gov. Would you like to receive future mailings via e-mail? If so, please let us know. Visit eagleasset.com to enroll.

08/08	Printed on recycled paper

Item 2.	Code of Ethics

As of the end of the period August 31, 2008, Heritage Cash Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Principal Executive Officer and Principal Financial Officer. The Trust has not made any amendments to its code of ethics during the covered period. The Trust has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

The Board of Trustees of Heritage Cash Trust has determined that William J. Meurer is an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. Mr. Meurer is independent for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services[1]

(a) Audit Fees

The aggregate fees billed by registrant’s independent public accountants, PricewaterhouseCoopers LLP (“PwC”) for each of the last two fiscal years for professional services rendered in connection with the audit of registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $54,000 for the year ended August 31, 2007, and $58,000 for the year ended August 31, 2008.

(b) Audit-Related Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for assurance and other services which are reasonably related to the performance of registrant’s audit and are not reported under Item 4(a) were $0 for each of the years ended August 31, 2007 and August 31, 2008. The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for assurance and other services directly related to the operations and financial reporting of registrant were $37,000 for each of the years ended August 31, 2007, and August 31, 2008.

(c) Tax Fees

The aggregate tax fees PwC billed to registrant for each of the last two fiscal years for tax compliance, tax advice, and tax planning services were $10,000 for each of the years ended August 31, 2007, and August 31, 2008. The aggregate tax fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for services directly related to the operations and financial reporting of registrant were $0 for each of the years ended August 31, 2007, and August 31, 2008.

[1]	All accountant fees and services amounts are rounded to the nearest thousand.

(d) All Other Fees

For the fiscal years ended August 31, 2007 and August 31, 2008, registrant paid PwC no other fees. The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for any other services directly related to the operations and financial reporting of registrant were $0 for each of the years ended August 31, 2007, and August 31, 2008.

(e) Registrant’s Audit Committee Charter provides that the audit committee (comprised of the Independent Trustees of registrant) is responsible for pre-approval of all auditing services performed for the registrant. The Audit Committee reports to the Board of Trustees (“Board”) regarding its approval of the engagement of the auditor and the proposed fees for the engagement, and the majority of the Board (including the members of the Board who are Independent Trustees) must approve the auditor at an in-person meeting. The Audit Committee also is responsible for pre-approval (subject to the de minimus exception for non-audit services described in the Securities Exchange Act of 1934, as amended, and applicable rule thereunder and not expecting to exceed $5,000) of all non-auditing services performed for the registrant or for any service affiliate of registrant. Registrant’s Audit Committee Charter also permits a designated member of the audit committee to pre-approve, between meetings, one or more non-audit service projects, subject to ratification by the Audit Committee at the next meeting of the Audit Committee. Registrant’s Audit Committee pre-approved all fees described above which PwC billed to registrant.

(f) Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal year ended August 31, 2008, were for work performed by persons other than full-time, permanent employees of PwC.

(g) The aggregate non-audit fees billed by PwC to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal years ending August 31, 2007, and August 31, 2008, were $0.

(h) Registrant’s Audit Committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise PwC’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable to the registrant.

Item 6.	Schedule of Investments

Included as part of report to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the Nominating Committee Charter, which sets forth procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees, since the Trust last provided disclosure in response to this item.

Item 11.	Controls and Procedures

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended), the Principal Executive Officer and Principal Financial Officer of Heritage Cash Trust have concluded that such disclosure controls and procedures are effective as of October 28, 2008.

(b)	There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) of Heritage Cash Trust that occurred during the second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 99.CODEETH.

(a)(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to the registrant.

(b) The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HERITAGE CASH TRUST
Date: October 28, 2008
/s/ Mathew J. Calabro
Mathew J. Calabro
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: October 28, 2008
/s/ Mathew J. Calabro
Mathew J. Calabro
Principal Executive Officer
Date: October 28, 2008
/s/ Andrea N. Mullins
Andrea N. Mullins
Principal Financial Officer